UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 95.9%
EUROPE — 46.0%
United Kingdom — 15.5%
African Minerals, Ltd.**	275,309	$1,002,825
ARM Holdings PLC	100,361	1,602,007
Ashtead Group PLC	132,487	1,320,151
Associated British Foods PLC	65,810	1,998,698
Barratt Developments PLC	290,508	1,451,364
Countrywide PLC	146,775	1,247,481
Croda International PLC	43,358	1,863,615
Genel Energy PLC**	39,622	602,316
Halma PLC	242,109	2,220,411
St. James’s Place PLC	232,119	2,311,044
Telecity Group PLC	142,975	1,921,147
The Weir Group PLC	38,421	1,449,262
Tullow Oil PLC	93,811	1,555,164

		20,545,485

France — 7.8%
Casino Guichard Perrachon SA	19,358	1,994,777
Edenred	53,104	1,724,202
Eurofins Scientific	5,056	1,274,294
Ingenico SA	22,393	1,614,388
Safran SA	44,538	2,743,632
Sanofi	9,223	935,426

		10,286,719

Switzerland — 6.1%
Cie Financiere Richemont SA	14,485	1,451,143
Glencore Xstrata PLC	396,083	2,158,996
Partners Group Holding AG	5,317	1,303,454
Roche Holding AG	6,581	1,774,872
Temenos Group AG	57,119	1,405,316

		8,093,781

Ireland — 4.2%
Covidien PLC	14,807	902,339
Eaton Corp. PLC	29,563	2,035,117
Experian PLC	100,682	1,918,451
Jazz Pharmaceuticals PLC**	7,402	680,762

		5,536,669

Norway — 4.0%
Gjensidige Forsikring ASA	109,662	1,655,895
Seadrill, Ltd.	43,233	1,939,760
Telenor ASA	74,263	1,696,875

		5,292,530

Denmark — 3.9%
Christian Hansen Holding AS	38,455	1,361,560
Genmab AS**	34,437	1,411,685
GN Store Nord AS	115,826	2,437,071

		5,210,316

Netherlands — 2.6%
LyondellBasell Industries NV — A	27,092	1,983,947
Sensata Technologies Holding NV**	39,643	1,517,138

		3,501,085

Germany — 0.7%
SAP AG — SP ADR	12,325	911,064
Turkey — 0.6%
Turk Hava Yollari	193,948	739,288

	Number of Shares	Value (Note A)
Spain — 0.6%
Viscofan SA	12,903	$737,858

Total EUROPE		60,854,795

FAR EAST — 39.4%
Japan — 19.2%
AEON Financial Service Co., Ltd.	30,943	971,150
Astellas Pharma, Inc.	25,735	1,309,070
Calbee, Inc.	79,152	2,291,740
Daikin Industries, Ltd.	27,512	1,458,238
Denso Corp.	27,195	1,267,136
Dentsu, Inc.	19,637	745,165
Hulic Co., Ltd.	92,392	1,379,841
Japan Tobacco, Inc.	56,268	2,020,714
M3, Inc.	742	2,050,983
MonotaRO Co., Ltd.	53,560	1,564,380
Nomura Holdings, Inc.	114,766	893,189
NTN Corp.**	150,924	678,655
Rinnai Corp.	13,468	997,477
Sawai Pharmaceutical Co., Ltd.	21,946	1,538,308
Start Today Co., Ltd.	28,017	788,107
Sugi Holdings Co., Ltd.	31,715	1,358,362
Tokai Tokyo Financial Holdings, Inc.	168,579	1,404,611
Tokio Marine Holdings, Inc.	48,715	1,588,398
TS Tech Co., Ltd.	25,808	1,013,468

		25,318,992

China — 8.1%
AIA Group, Ltd.	578,590	2,719,169
Baidu, Inc. — SP ADR**	6,631	1,028,999
New Oriental Education & Technology Group, Inc. — SP ADR	91,996	2,290,700
Sands China, Ltd.	105,546	652,527
Sohu.com, Inc.**	8,749	689,684
Techtronic Industries Co.	529,057	1,377,912
Tencent Holdings, Ltd.	18,864	989,424
Vipshop Holdings, Ltd. — ADR**	17,399	988,263

		10,736,678

Taiwan — 3.6%
Chailease Holding Co., Ltd.	584,632	1,372,255
Ginko International Co., Ltd.	75,000	1,387,527
St. Shine Optical Co., Ltd.	22,370	615,862
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	80,674	1,368,231

		4,743,875

Philippines — 3.5%
BDO Unibank, Inc.	687,416	1,184,111
Puregold Price Club, Inc.	2,385,785	2,284,962
Universal Robina Corp.	423,389	1,196,069

		4,665,142

Singapore — 1.6%
Global Logistic Properties, Ltd.	935,031	2,153,951
Malaysia — 1.4%
Astro Malaysia Holdings BHD	1,316,155	1,179,068

Driehaus International Discovery Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
IHH Healthcare BHD**	528,948	$673,457

		1,852,525

Thailand — 1.2%
Minor International PCL — NVDR	2,007,174	1,552,865
Australia — 0.8%
CSL, Ltd.	17,183	1,025,918

Total FAR EAST		52,049,946

NORTH AMERICA — 7.4%
Canada — 5.1%
Canadian Pacific Railway, Ltd.	10,714	1,321,036
Dollarama, Inc.	28,026	2,277,614
Intact Financial Corp.	21,774	1,305,954
Pacific Rubiales Energy Corp.	94,899	1,873,934

		6,778,538

Mexico — 2.3%
Bolsa Mexicana de Valores SAB de CV	525,200	1,255,473
Fibra Uno Administracion SA de CV — REIT	647,788	1,795,961

		3,051,434

Total NORTH AMERICA		9,829,972

SOUTH AMERICA — 3.1%
Peru — 1.4%
Credicorp, Ltd.	14,518	1,864,982
Chile — 0.9%
SACI Falabella	126,410	1,206,423
Brazil — 0.8%
Brasil Pharma SA**	302,922	1,068,831

Total SOUTH AMERICA		4,140,236

Total EQUITY SECURITIES (Cost $109,762,149)		126,874,949

TOTAL INVESTMENTS (COST $109,762,149)	95.9%	$126,874,949
Other Assets In Excess Of Liabilities	4.1%	5,419,833

Net Assets	100.0%	$132,294,782

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$109,972,234

Gross Appreciation	$18,455,897
Gross Depreciation	(1,553,182)

Net Appreciation	$16,902,715

**	Non-income producing security
ADR	— American Depository Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 92.8%
FAR EAST — 45.4%
China — 17.7%
AIA Group, Ltd.	4,369,110	$20,533,279
Anton Oilfield Services Group	22,787,645	15,101,857
China Medical System Holdings, Ltd.	2,239,147	1,914,097
China Mengniu Dairy Co., Ltd.	1,210,000	5,421,357
China State Construction International Holdings, Ltd.	6,542,533	10,527,574
CIMC Enric Holdings, Ltd.	6,150,390	8,247,148
CNOOC, Ltd.	4,950,000	10,071,172
Country Garden Holdings Co., Ltd.	8,589,782	5,493,279
ENN Energy Holdings, Ltd.	2,241,708	12,457,305
Galaxy Entertainment Group, Ltd.**	1,388,000	9,735,453
Haitong Securities Co., Ltd. — H	6,705,814	10,012,162
Hengan International Group Co., Ltd.	566,337	6,622,928
Hilong Holding, Ltd.	6,043,919	3,514,495
Home Inns & Hotels Management, Inc. — ADR**	463,358	15,383,486
HSBC Holdings PLC	1,336,000	14,529,790
Huaneng Power International, Inc. — H	9,420,146	9,400,834
NetEase, Inc. — ADR	90,117	6,543,395
New Oriental Education & Technology Group, Inc. — SP ADR	1,019,863	25,394,589
Sands China, Ltd.	2,898,986	17,922,663
SINA Corp.**	68,084	5,526,378
Sohu.com, Inc.**	76,003	5,991,316
Soufun Holdings, Ltd. — ADR	169,621	8,759,228
Tencent Holdings, Ltd.	400,200	20,990,647

		250,094,432

India — 6.5%
HCL Technologies, Ltd.	1,008,168	17,507,871
HDFC Bank, Ltd.	1,296,850	12,284,912
ITC, Ltd.	3,208,535	17,445,656
Larsen & Toubro, Ltd.	63,988	806,174
Sun Pharmaceutical Industries, Ltd.	1,351,684	12,809,746
Tata Motors, Ltd. — SP ADR	391,004	10,408,527
Tech Mahindra, Ltd.	595,428	12,704,144
Zee Entertainment Enterprises, Ltd.	2,374,634	8,667,101

		92,634,131

Taiwan — 6.1%
Delta Electronics, Inc.	2,912,000	14,133,054
E.Sun Financial Holding Co., Ltd.	20,852,700	13,505,909
Ginko International Co., Ltd.	574,000	10,619,204
MediaTek, Inc.	801,000	9,901,765
Nan Ya Plastics Corp.	4,313,480	9,074,254
President Chain Store Corp.	1,441,000	10,405,300

	Number of Shares	Value (Note A)
Quanta Computer, Inc.	2,127,000	$4,611,246
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	785,323	13,319,078

		85,569,810

South Korea — 6.0%
E-Mart Co., Ltd.	42,209	9,504,807
Hankook Tire Co., Ltd.	170,654	9,750,069
Hyundai Motor Co.	68,355	15,964,924
Kolao Holdings	137,073	4,151,698
Samsung Electronics Co., Ltd.	15,428	19,624,608
Samsung Heavy Industries Co., Ltd.	171,648	6,867,996
SK Hynix, Inc.**	422,280	11,886,356
Sung Kwang Bend Co., Ltd.	267,940	7,604,318

		85,354,776

Philippines — 3.0%
Bank of Philippine Islands	2,659,603	5,888,510
International Container Terminal Services, Inc.	2,402,455	5,352,277
Philippine Long Distance Telephone Co.	81,089	5,546,234
Puregold Price Club, Inc.	8,676,374	8,309,711
SM Prime Holdings, Inc.	8,782,249	3,231,319
Universal Robina Corp.	4,999,494	14,123,513

		42,451,564

Thailand — 2.8%
Advanced Info Service PCL — NVDR	802,700	6,543,750
Kasikornbank PCL — NVDR	3,687,638	20,630,967
PTT Exploration & Production PCL — NVDR	2,445,800	12,784,153

		39,958,870

Malaysia — 1.5%
IHH Healthcare BHD**	4,231,583	5,387,657
Malayan Banking BHD	1,969,261	5,944,939
Sapurakencana Petroleum BHD**	9,197,609	10,412,388

		21,744,984

Singapore — 1.1%
Global Logistic Properties, Ltd.	6,474,959	14,915,812
Cambodia — 0.4%
NagaCorp, Ltd.	6,220,780	5,245,542
Indonesia — 0.3%
PT Matahari Department Store Tbk**	4,760,794	4,316,782

Total FAR EAST		642,286,703

EUROPE — 17.6%
Russia — 6.4%
Eurasia Drilling Co., Ltd. — GDR	326,298	13,019,290
Magnit — SP GDR	450,191	27,799,294
NovaTek — SP GDR	187,267	24,756,697
Sberbank RF — SP ADR	2,048,079	24,679,352

		90,254,633

United Kingdom — 2.7%
Afren PLC**	3,993,182	8,940,539
Antofagasta PLC	1,006,028	13,330,646

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
Aveva Group PLC	165,266	$6,950,965
Hikma Pharmaceuticals PLC	559,947	9,427,634

		38,649,784

Netherlands — 2.4%
LyondellBasell Industries NV — A	190,016	13,914,872
Yandex NV — A**	539,104	19,634,168

		33,549,040

Switzerland — 1.8%
Cie Financiere Richemont SA	81,656	8,180,498
Roche Holding AG	65,510	17,667,816

		25,848,314

Turkey — 1.5%
Ford Otomotiv Sanayi AS	195,495	2,690,409
KOC Holding AS	1,471,933	6,791,127
Turk Hava Yollari	3,026,898	11,537,890

		21,019,426

Italy — 0.9%
Prada SpA	1,303,439	12,629,539
Portugal — 0.7%
Jeronimo Martins SGPS SA	479,421	9,845,519
Poland — 0.6%
Alior Bank SA**	309,964	8,927,154
Czech Republic — 0.6%
Komercni Banka AS	35,000	7,791,787

Total EUROPE		248,515,196

NORTH AMERICA — 12.8%
Mexico — 6.1%
Bolsa Mexicana de Valores SAB de CV	4,371,798	10,450,633
Cemex SAB de CV**	8,626,682	9,681,497
Cemex SAB de CV — SP ADR**	347,862	3,889,097
Corp Inmobiliaria Vesta SAB de CV	5,101,050	9,430,873
Fibra Uno Administracion SA de CV — REIT	1,876,884	5,203,569
Fomento Economico Mexicano SAB de CV — SP ADR	206,171	20,017,142
Grupo Financiero Banorte SAB de CV — O	1,649,366	10,277,115
Infraestructura Energetica Nova SAB de CV**	2,004,908	7,748,829
Mexichem SAB de CV	2,109,205	9,196,098

		85,894,853

United States — 3.9%
Cognizant Technology Solutions Corp. — A**	206,346	16,945,134
Mead Johnson Nutrition Co.	141,892	10,536,900
Samsonite International SA	2,462,750	6,874,578
Yum! Brands, Inc.	302,929	21,626,101

		55,982,713

Canada — 2.8%
Gran Tierra Energy, Inc.**	2,691,735	19,102,551
Pacific Rubiales Energy Corp.	464,085	9,164,107

	Number of Shares	Value (Note A)
SEMAFO, Inc.	4,692,232	$11,297,253

		39,563,911

Total NORTH AMERICA		181,441,477

SOUTH AMERICA — 10.5%
Brazil — 8.0%
BM&F Bovespa SA	1,668,900	9,367,466
Braskem SA — Pref. A**	916,630	7,274,973
BRF SA	270,700	6,604,137
Estacio Participacoes SA	2,178,900	16,919,582
Hypermarcas SA	2,591,200	20,810,973
Itau Unibanco Holding SA — PREF ADR	1,233,839	17,421,807
Linx SA	139,551	2,345,474
Ultrapar Participacoes SA	770,000	18,903,443
Vale SA — Pref.	939,844	13,396,053

		113,043,908

Colombia — 1.0%
Cementos Argos SA — Pref.	2,688,340	14,102,471
Argentina — 0.8%
MercadoLibre, Inc.	91,834	12,389,325

Peru — 0.7%
Credicorp, Ltd.	74,555	9,577,335

Total SOUTH AMERICA		149,113,039

AFRICA — 3.5%
South Africa — 3.2%
Bidvest Group, Ltd.	511,468	12,822,041
MTN Group, Ltd.	667,581	13,032,133
Naspers, Ltd. — N	112,601	10,412,417
Shoprite Holdings, Ltd.	509,723	8,397,020

		44,663,611

Kenya — 0.3%
Safaricom, Ltd.	41,405,300	4,073,438

Total AFRICA		48,737,049

MIDDLE EAST — 3.0%
Qatar — 1.7%
Industries Qatar QSC	201,798	8,307,797
Qatar National Bank SAQ	328,585	15,052,588

		23,360,385

United Arab Emirates — 1.3%
Al Noor Hospitals Group PLC**	1,441,983	19,072,369

Total MIDDLE EAST		42,432,754

Total EQUITY SECURITIES (Cost $1,185,975,547)		1,312,526,218

EQUITY CERTIFICATES — 1.0%
MIDDLE EAST — 1.0%
Saudi Arabia — 1.0%
Samba Financial Group†	973,939	13,569,312

Total MIDDLE EAST		13,569,312

Total EQUITY CERTIFICATES (Cost $12,319,576)		13,569,312

TOTAL INVESTMENTS (COST $1,198,295,123)	93.8%	$1,326,095,530
Other Assets In Excess Of Liabilities	6.2%	87,989,130

Net Assets	100.0%	$1,414,084,660

Driehaus Emerging Markets Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,202,652,718

Gross Appreciation	$145,114,214
Gross Depreciation	(21,671,402)

Net Appreciation	$123,442,812

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2013, the value of these restricted securities amounted to $13,569,312 or 1.00% of net assets.

Additional information on each restricted security is as follows:

Security	Counterparty	Acquisition Date	Acquisition Cost
Samba Financial Group	MSCO	03/26/13 to 07/02/13	$12,319,576

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 77.6%
FAR EAST — 42.5%
China — 19.9%
Airtac International Group	326,000	$2,293,368
Ajisen China Holdings, Ltd.	1,285,000	1,288,993
Anton Oilfield Services Group	2,528,940	1,675,982
Bonjour Holdings, Ltd.	10,246,000	2,272,221
China Hongqiao Group, Ltd.	2,379,000	1,407,910
CIMC Enric Holdings, Ltd.	1,790,000	2,400,237
Haitian International Holdings, Ltd.	843,000	1,936,882
Hilong Holding, Ltd.	4,936,808	2,870,718
Home Inns & Hotels Management, Inc. — ADR**	55,858	1,854,486
Li Ning Co., Ltd.**	1,958,500	1,540,356
Lonking Holdings, Ltd.**	4,906,000	1,024,732
New Oriental Education & Technology Group, Inc. — SP ADR	74,014	1,842,949
Prince Frog International Holdings, Ltd.	3,276,000	2,289,344
Sino Oil and Gas Holdings, Ltd.**	31,475,000	823,815
SITC International Holdings Co., Ltd.	179,000	72,007
Termbray Petro-King Oilfield Services, Ltd.**	3,932,000	1,885,924
Tiangong International Co., Ltd.	6,536,000	1,727,562
Xinjiang Goldwind Science & Technology Co., Ltd. — H	1,599,000	1,055,568
Xinyi Glass Holdings, Ltd.	1,228,000	1,130,484

		31,393,538

South Korea — 4.9%
Hyundai Wia Corp.	7,109	1,121,246
i-SENS, Inc.**	44,639	1,545,184
Kolao Holdings	80,596	2,441,110
Sung Kwang Bend Co., Ltd.	94,188	2,673,119

		7,780,659

Thailand — 3.9%
Beauty Community PCL — NVDR	2,522,000	1,773,785
MC Group PCL — NVDR	2,465,700	1,095,692
Pruksa Real Estate PCL — NVDR	2,181,000	1,359,639
Sino Thai Engineering & Construction PCL — NVDR	2,696,900	1,957,149

		6,186,265

Malaysia — 3.2%
Dialog Group BHD	2,137,000	1,665,280
Oldtown BHD	2,028,600	1,680,387
Top Glove Corp. BHD	829,900	1,601,494

		4,947,161

Sri Lanka — 3.0%
Commercial Bank of Ceylon PLC	1,689,221	1,504,942
Hatton National Bank PLC	1,695,335	1,926,517

	Number of Shares	Value (Note A)
John Keells Holdings PLC	814,836	$1,345,714

		4,777,173

Taiwan — 2.7%
Giga Solar Materials Corp.	173,000	1,398,417
Ginko International Co., Ltd.	65,000	1,202,523
ScinoPharm Taiwan, Ltd.	319,280	944,871
St. Shine Optical Co., Ltd.	27,000	743,329

		4,289,140

Philippines — 2.7%
Pepsi-Cola Products Philippines, Inc.	8,208,200	867,196
Philippine Seven Corp.	282,300	706,723
Security Bank Corp.	512,860	1,544,234
Vista Land & Lifescapes, Inc.	9,342,397	1,143,661

		4,261,814

Indonesia — 1.0%
PT Express Transindo Utama Tbk	7,494,500	970,790
PT Tempo Scan Pacific Tbk	1,701,000	558,187

		1,528,977

Singapore — 0.7%
Ezion Holdings, Ltd.	651,000	1,141,605
Cambodia — 0.5%
NagaCorp, Ltd.	836,892	705,692

Total FAR EAST		67,012,024

NORTH AMERICA — 11.9%
Mexico — 6.6%
Alsea SAB de CV	599,300	1,677,097
Banregio Grupo Financiero SAB de CV	380,160	2,163,423
Compartamos SAB de CV	1,168,800	2,176,962
Empresas ICA SAB de CV — SP ADR**	253,879	2,168,127
Fibra Uno Administracion SA de CV — REIT	244,300	677,310
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	59,789	1,592,181

		10,455,100

Canada — 5.3%
Africa Oil Corp.**	243,088	1,957,428
Gran Tierra Energy, Inc.**	350,934	2,488,122
SEMAFO, Inc.	1,612,072	3,881,305

		8,326,855

Total NORTH AMERICA		18,781,955

EUROPE — 9.6%
United Kingdom — 3.4%
Afren PLC**	1,152,319	2,579,986
Hikma Pharmaceuticals PLC	122,835	2,068,130
Ophir Energy PLC**	140,945	761,655

		5,409,771

Turkey — 2.1%
Anadolu Hayat Emeklilik AS	616,203	1,387,948
Otokar Otomotiv Ve Savunma Sanayi AS	12,872	393,478
Pegasus Hava Tasimaciligi AS**	93,634	1,548,167

		3,329,593

Norway — 1.7%
DNO International ASA**	1,192,682	2,649,854

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
Austria — 1.0%
C.A.T. oil AG	80,767	$1,570,694
Poland — 0.8%
Alior Bank SA**	41,471	1,194,390
Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan — GDR	125,008	987,563

Total EUROPE		15,141,865

SOUTH AMERICA — 5.6%
Brazil — 5.6%
Alpargatas SA — Pref.	157,100	1,005,134
BR Properties SA	177,400	1,566,448
Estacio Participacoes SA	291,200	2,261,225
Kroton Educacional SA	52,800	751,631
Linx SA	143,341	2,409,174
Mills Estruturas e Servicos de Engenharia SA	60,500	830,671

		8,824,283

Total SOUTH AMERICA		8,824,283

MIDDLE EAST — 4.7%
Pakistan — 2.0%
Engro Foods, Ltd.**	696,783	669,399
HUB Power Co.	1,135,000	683,359
Lucky Cement, Ltd.	631,517	1,379,911
PAK Suzuki Motor Co., Ltd.	302,500	400,094

		3,132,763

United Arab Emirates — 1.5%
Al Noor Hospitals Group PLC**	179,184	2,369,975
Qatar — 1.2%
Gulf International Services OSC	141,131	1,941,903

Total MIDDLE EAST		7,444,641

AFRICA — 3.3%
Nigeria — 1.8%
Guaranty Trust Bank PLC	5,003,667	778,745
Nestle Nigeria PLC	127,530	782,877
Unilever Nigeria PLC	1,372,681	515,878
Zenith Bank PLC	6,227,058	771,842

		2,849,342

Kenya — 1.5%
Safaricom, Ltd.	22,695,200	2,232,745

Total AFRICA		5,082,087

Total EQUITY SECURITIES (Cost $108,707,331)		122,286,855

EQUITY CERTIFICATES — 13.0%
MIDDLE EAST — 6.8%
Saudi Arabia — 6.8%
Al Mouwasat Medical Services†	86,056	1,881,632
Al Tayyar Travel Group†	34,150	824,098
Bank Al-Jazira†**	278,305	2,270,817
Emaar Economic City†**	840,929	2,601,100
Fawaz Abdulaziz Alhokair & Co.†	50,925	1,833,178

	Number of Shares	Value (Note A)
Herfy Food Services Co., Ltd.†	40,116	$1,283,626

		10,694,451

Total MIDDLE EAST		10,694,451

FAR EAST — 6.2%
India — 6.2%
Eicher Motors, Ltd.†	16,868	959,284
Emami, Ltd.†	150,407	1,165,201
Ipca Laboratories, Ltd.†	150,139	1,715,669
Jain Irrigation Systems, Ltd.†	1,251,589	1,158,527
Kaveri Seed Co., Ltd.†	65,751	1,530,164
Tech Mahindra, Ltd.†	51,025	1,088,677
TTK Prestige, Ltd.†	26,097	1,388,095
Zee Entertainment Enterprises, Ltd.†	211,668	772,560

		9,778,177

Total FAR EAST		9,778,177

Total EQUITY CERTIFICATES (Cost $18,133,358)		20,472,628

PURCHASED PUT OPTIONS — 1.0%
iShares FTSE China 25 Index Fund, Exercise Price: $37.50, Expiration Date October, 2013**	2,000	196,000
iShares FTSE China 25 Index Fund, Exercise Price: $38.00, Expiration Date October, 2013**	1,250	163,750
iShares MSCI Brazil Capped Index Fund, Exercise Price: $47.50, Expiration Date October, 2013**	6,000	612,000
iShares MSCI Emerging Markets Index Fund, Exercise Price: $38.50, Expiration Date October, 2013**	1,000	24,000
iShares MSCI Emerging Markets Index Fund, Exercise Price: $40.00, Expiration Date October, 2013**	5,000	300,000
SPDR S&P 500 ETF Trust Fund, Exercise Price: $160.00, Expiration Date October, 2013**	3,500	185,500
Wisdom Tree India Earnings Fund, Exercise Price: $15.00, Expiration Date October, 2013**	4,037	145,332

Total PURCHASED PUT OPTIONS (Premiums paid $1,568,160)		1,626,582

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
TOTAL INVESTMENTS (COST $128,408,849)	91.6%	$144,386,065
Other Assets In Excess Of Liabilities	8.4%	13,316,424

Net Assets	100.0%	$157,702,489

SECURITIES SOLD SHORT — (0.1%)
iShares MSCI Thailand Capped ETF**	(2,300)	(171,488)

Total SECURITIES SOLD SHORT (Proceeds $188,528)		(171,488)

WRITTEN PUT OPTIONS — (0.1%)
iShares MSCI Brazil Capped Index Fund, Exercise Price: $45.00, Expiration Date October, 2013**	(5,000)	(160,000)

Total WRITTEN PUT OPTIONS (Premiums received $(159,030))		(160,000)

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$129,294,044

Gross Appreciation	$18,956,342
Gross Depreciation	(3,864,321)

Net Depreciation	$15,092,021

**	Non-income producing security
†	Restricted security - Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At September 30, 2013, the value of these restricted securities amounted to $20,472,628 or 13.0% of net assets.

Additional information on each restricted security is as follows:

Security	Counterparty	Acquisition Date(s)	Acquisition Cost
Al Mouwasat Medical Services	MLCO	03/11/13 to 05/28/13	$1,573,201
Al Tayyar Travel Group	MLCO	07/11/13 to 07/16/13	658,711
Bank Al-Jazira	MSCO	02/19/13 to 07/03/13	2,011,931
Eicher Motors, Ltd.	MLCO	04/29/13 to 08/27/13	922,549
Emaar Economic City	MSCO	05/29/13 to 06/17/13	2,199,915
Emami, Ltd.	MLCO	02/13/13 to 06/25/13	1,138,545
Fawaz Abdulaziz Alhokair & Co.	MLCO	10/09/12 to 05/08/13	962,368
Herfy Food Services Co., Ltd.	MSCO	09/11/12 to 04/10/13	1,026,088
Ipca Laboratories, Ltd.	MLCO	03/04/13 to 04/26/13	1,399,901
Jain Irrigation Systems, Ltd.	MLCO	04/02/13 to 09/10/13	1,318,366
Kaveri Seed Co., Ltd.	MLCO	10/05/12 to 06/04/13	1,558,743
Tech Mahindra, Ltd	MLCO	07/12/13 to 07/18/13	941,877
TTK Prestige, Ltd.	MLCO	09/16/13 to 09/20/13	1,550,179
Zee Entertainment Enterprises, Ltd	MLCO	07/10/13 to 07/18/13	870,984

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.1%
EUROPE — 50.3%
United Kingdom — 24.2%
ASOS PLC**	16,894	$1,406,056
Aveva Group PLC	62,763	2,639,765
Booker Group PLC	1,540,819	3,362,513
Britvic PLC	427,049	3,957,999
Dixons Retail PLC**	5,539,878	4,185,626
Domino’s Pizza UK & IRL PLC	250,088	2,364,439
Elementis PLC	654,272	2,538,919
Essentra PLC	363,106	4,399,949
Foxtons Group PLC**	316,670	1,384,182
Great Portland Estates PLC — REIT	302,105	2,636,144
Halma PLC	434,953	3,989,006
Hays PLC	1,805,530	3,460,819
Hiscox, Ltd.	264,725	2,779,248
IG Group Holdings PLC	270,243	2,533,118
International Personal Finance PLC	402,847	3,981,514
Jupiter Fund Management PLC	460,828	2,737,962
Monitise PLC**	5,545,517	5,117,282
Ocado Group PLC**	208,421	1,336,162
Phoenix Group Holdings	248,787	3,000,588
Rightmove PLC	52,010	1,994,685
Rotork PLC	60,610	2,675,789
SuperGroup PLC**	103,856	1,926,809

		64,408,574

Germany — 7.7%
DMG Mori Seiki AG	49,807	1,357,062
Drillisch AG	88,674	2,136,535
Duerr AG	38,378	2,818,720
Freenet AG	110,617	2,676,459
Norma Group SE	67,030	3,229,171
Wincor Nixdorf AG	47,757	2,982,309
Wirecard AG	152,266	5,208,536

		20,408,792

Netherlands — 3.4%
AerCap Holdings NV**	274,742	5,346,479
Constellium NV — A**	193,587	3,755,588

		9,102,067

Denmark — 3.4%
Genmab AS**	75,565	3,097,656
GN Store Nord AS	191,435	4,027,944
Matas AS**	80,908	1,944,516

		9,070,116

France — 3.0%
Eurofins Scientific	15,774	3,975,616
Ingenico SA	35,976	2,593,632
Plastic Omnium SA	51,199	1,294,555

		7,863,803

Sweden — 2.5%
Axis Communications AB	84,360	2,652,863
Intrum Justitia AB	148,810	3,982,654

		6,635,517

Italy — 2.5%
Brembo SpA	156,400	4,075,143
Maire Tecnimont SpA**	631,518	1,296,902
Yoox SpA**	35,272	1,209,168

		6,581,213

	Number of Shares	Value (Note A)
Norway — 2.0%
Opera Software ASA	506,622	$5,370,998
Ireland — 1.1%
Henderson Group PLC	918,598	2,809,182
Switzerland — 0.5%
Tecan Group AG	12,700	1,341,129

Total EUROPE		133,591,391

FAR EAST — 33.5%
Japan — 22.0%
Calbee, Inc.	173,976	5,037,242
Century Tokyo Leasing Corp.	60,999	1,911,358
Cookpad, Inc.	36,400	1,357,200
GLP J — REIT	2,639	2,945,199
Hitachi Kokusai Electric, Inc.	109,000	1,307,401
Izumi Co., Ltd.	78,900	2,295,681
Japan Aviation Electronics Industry, Ltd.	200,590	2,312,106
Kakaku.com, Inc.	135,118	3,146,499
Kanamoto Co., Ltd.	45,000	1,223,256
M3, Inc.	1,019	2,816,647
MISUMI Group, Inc.	46,700	1,351,661
MonotaRO Co., Ltd.	110,813	3,236,626
NTN Corp.**	575,000	2,585,584
Nuflare Technology, Inc.	20,000	2,518,948
Sawai Pharmaceutical Co., Ltd.	38,000	2,663,615
SCSK Corp.	245,702	5,899,148
Sumitomo Real Estate Sales Co., Ltd.	87,938	2,889,666
Tokai Tokyo Financial Holdings, Inc.	334,200	2,784,575
Tokyo Tatemono Co., Ltd.	291,621	2,664,181
TS Tech Co., Ltd.	71,321	2,800,743
Zenkoku Hosho Co., Ltd.	105,271	4,631,945

		58,379,281

China — 7.9%
Airtac International Group	380,000	2,673,251
Ajisen China Holdings, Ltd.	3,250,233	3,260,332
Anta Sports Products, Ltd.	2,070,000	2,666,267
Anton Oilfield Services Group	4,166,000	2,760,897
Hilong Holding, Ltd.	4,920,750	2,861,381
Li Ning Co., Ltd.**	3,623,433	2,849,823
Prince Frog International Holdings, Ltd.	2,126,305	1,485,910
SA SA International Holdings, Ltd.	2,203,659	2,486,109

		21,043,970

Australia — 1.0%
carsales.com, Ltd.	249,221	2,662,097
Singapore — 1.0%
Ezion Holdings, Ltd.	1,453,000	2,548,005
Taiwan — 0.7%
Ginko International Co., Ltd.	101,000	1,868,536
Philippines — 0.5%
Megaworld Corp.	19,593,356	1,467,027
South Korea — 0.4%
Kolao Holdings	37,236	1,127,812

Total FAR EAST		89,096,728

Driehaus International Small Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
NORTH AMERICA — 11.3%
Canada — 8.6%
Celestica, Inc.**	342,980	$3,775,927
Cineplex, Inc.	123,150	4,568,284
Constellation Software, Inc.	19,112	3,369,672
Element Financial Corp.**	209,742	2,647,101
Secure Energy Services, Inc.	187,529	2,488,735
ShawCor, Ltd.	44,389	1,872,004
Stantec, Inc.	52,872	2,699,934
Trinidad Drilling, Ltd.	131,536	1,270,602

		22,692,259

Mexico — 2.2%
Compartamos SAB de CV	2,251,984	4,194,459
Corp Inmobiliaria Vesta SAB de CV	875,900	1,619,373

		5,813,832

United States — 0.5%
Samsonite International SA	510,325	1,424,533

Total NORTH AMERICA		29,930,624

SOUTH AMERICA — 1.0%
Brazil — 1.0%
Estacio Participacoes SA	330,200	2,564,067

Total SOUTH AMERICA		2,564,067

Total EQUITY SECURITIES (Cost $217,835,199)		255,182,810

TOTAL INVESTMENTS (COST $217,835,199)	96.1%	$255,182,810
Other Assets In Excess Of Liabilities	3.9%	10,391,238

Net Assets	100.0%	$265,574,048

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$220,468,203

Gross Appreciation	$38,416,373
Gross Depreciation	(3,701,766)

Net Appreciation	$34,714,607

**	Non-income producing security
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 98.9%
NORTH AMERICA — 56.3%
United States — 51.6%
Amazon.com, Inc.**	1,589	$496,785
Apple Inc.	1,234	588,309
Berry Plastics Group, Inc.**	19,025	379,929
Biogen Idec, Inc.**	1,858	447,332
BioMarin Pharmaceutical, Inc.**	2,874	207,560
Catamaran Corp.**	7,495	344,395
Celgene Corp.**	1,233	189,796
Citigroup, Inc.	7,238	351,115
Concho Resources, Inc.**	6,591	717,167
Conn’s, Inc.**	3,658	183,046
Constellation Brands, Inc. —A**	7,193	412,878
Costco Wholesale Corp.	3,210	369,535
Epizyme, Inc.**	7,536	302,420
Equinix, Inc.**	3,101	569,499
Facebook, Inc. — A**	9,261	465,273
Gilead Sciences, Inc.**	9,257	581,710
GNC Holdings, Inc. — A	10,074	550,343
Google, Inc. — A**	712	623,648
Guidewire Software, Inc.**	5,612	264,381
Hertz Global Holdings, Inc.**	7,196	159,463
Interactive Intelligence Group, Inc.**	4,921	312,434
Las Vegas Sands Corp.	5,597	371,753
LinkedIn Corp. — A**	2,545	626,223
Marathon Petroleum Corp.	8,100	520,992
Mead Johnson Nutrition Co.	5,998	445,411
Medivation, Inc.**	8,006	479,880
Mondelez International, Inc. —A	17,911	562,764
Morgan Stanley	16,970	457,341
National Oilwell Varco, Inc.	2,546	198,868
priceline.com, Inc.**	610	616,680
Qualcomm, Inc.	5,625	378,900
Roper Industries, Inc.	5,786	768,786
Ross Stores, Inc.	6,072	442,042
Ruckus Wireless, Inc.**	21,461	361,189
Salesforce.com, Inc.**	11,126	577,551
Starbucks Corp.	9,818	755,691
The Home Depot, Inc.	7,779	590,037
Valero Energy Corp.	17,300	590,795
Visa, Inc. — A	3,324	635,216
Whirlpool Corp.	3,745	548,418
WW Grainger, Inc.	1,763	461,395
Yum! Brands, Inc.	5,275	376,582

		19,283,532

Canada — 2.4%
Canadian Pacific Railway, Ltd.	2,919	359,913
Dollarama, Inc.	2,434	197,806
Pacific Rubiales Energy Corp.	17,837	352,220

		909,939

Mexico — 2.3%
Bolsa Mexicana de Valores SAB de CV	140,700	336,339

	Number of Shares	Value (Note A)
Fibra Uno Administracion SA de CV — REIT	183,199	$507,910

		844,249

Total NORTH AMERICA		21,037,720

FAR EAST — 21.9%
Japan — 10.0%
Astellas Pharma, Inc.	6,658	338,674
Denso Corp.	5,636	262,606
Hulic Co., Ltd.	23,778	355,116
Japan Tobacco, Inc.	15,874	570,072
M3, Inc.	184	508,600
MonotaRO Co., Ltd.	14,174	413,994
NTN Corp.**	42,981	193,271
Rinnai Corp.	2,469	182,861
Sugi Holdings Co., Ltd.	8,488	363,543
Tokai Tokyo Financial Holdings, Inc.	5,172	43,093
Tokio Marine Holdings, Inc.	14,775	481,753

		3,713,583

China — 6.4%
AIA Group, Ltd.	156,654	736,219
Baidu, Inc. — SP ADR**	1,863	289,100
New Oriental Education & Technology Group, Inc. — SP ADR	24,802	617,570
Sohu.com, Inc.**	2,471	194,789
Tencent Holdings, Ltd.	5,325	279,298
Vipshop Holdings, Ltd. — ADR**	4,902	278,434

		2,395,410

Philippines — 1.5%
Puregold Price Club, Inc.	574,617	550,334
Singapore — 1.5%
Global Logistic Properties, Ltd.	234,122	539,327
Taiwan — 0.9%
Chailease Holding Co., Ltd.	149,110	349,993
Thailand — 0.9%
Minor International PCL — NVDR	442,398	342,264
Malaysia — 0.7%
Astro Malaysia Holdings BHD	299,068	267,918

Total FAR EAST		8,158,829

EUROPE — 19.1%
Switzerland — 3.6%
Cie Financiere Richemont SA	3,075	308,061
Glencore Xstrata PLC	92,884	506,298
Partners Group Holding AG	914	224,066
Temenos Group AG	13,358	328,651

		1,367,076

United Kingdom — 3.3%
African Minerals, Ltd.**	74,494	271,348
Countrywide PLC	19,570	166,331
Genel Energy PLC**	11,184	170,014
St. James’s Place PLC	40,196	400,203
Telecity Group PLC	18,435	247,710

		1,255,606

Norway — 2.8%
Seadrill, Ltd.	12,189	546,891

Driehaus Global Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
Telenor ASA	21,267	$485,941

		1,032,832

Netherlands — 2.6%
LyondellBasell Industries NV —A	7,632	558,891
Sensata Technologies Holding NV**	10,666	408,188

		967,079

Ireland — 2.6%
Eaton Corp. PLC	7,869	541,702
Experian PLC	22,032	419,810

		961,512

France — 2.1%
Safran SA	12,694	781,976
Denmark — 1.5%
GN Store Nord AS	27,015	568,417
Turkey — 0.6%
Turk Hava Yollari	55,327	210,895

Total EUROPE		7,145,393

SOUTH AMERICA — 1.6%
Peru — 1.0%
Credicorp, Ltd.	2,995	384,738
Brazil — 0.6%
Brasil Pharma SA	59,287	209,188

Total SOUTH AMERICA		593,926

Total EQUITY SECURITIES (Cost $31,643,900)		36,935,868

TOTAL INVESTMENTS (COST $31,643,900)	98.9%	$36,935,868
Other Assets In Excess Of Liabilities	1.1%	423,242

Net Assets	100.0%	$37,359,110

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$31,730,795

Gross Appreciation	$5,999,778
Gross Depreciation	(794,705)

Net Appreciation	$5,205,073

**	Non-income producing security
ADR	— American Depository Receipt
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 96.6%
INFORMATION TECHNOLOGY — 24.2%
Software — 13.2%
CommVault Systems, Inc.**	4,508	$395,938
Guidewire Software, Inc.**	20,465	964,106
Interactive Intelligence Group, Inc.**	13,751	873,051
Salesforce.com, Inc.**	11,033	572,723
Splunk, Inc.**	5,914	355,077
Tableau Software, Inc. — A**	2,590	184,512
Ultimate Software Group, Inc.**	1,645	242,473
Workday, Inc. — A**	8,896	719,953

		4,307,833

Internet Software & Services — 9.9%
Cornerstone OnDemand, Inc.**	16,902	869,439
CoStar Group, Inc.**	4,453	747,659
Equinix, Inc.**	2,177	399,806
LinkedIn Corp. — A**	1,963	483,016
Rocket Fuel, Inc.**	4,654	250,106
Xoom Corp.**	8,578	272,866
Yelp, Inc.**	3,119	206,415

		3,229,307

Computers & Peripherals — 1.1%
Stratasys, Ltd.**	3,574	361,903

Total INFORMATION TECHNOLOGY		7,899,043

CONSUMER DISCRETIONARY — 23.2%
Specialty Retail — 10.7%
Conn’s, Inc.**	14,221	711,619
GNC Holdings, Inc. — A	15,476	845,454
Lumber Liquidators Holdings, Inc.**	9,746	1,039,411
Restoration Hardware Holdings, Inc.**	14,008	887,407

		3,483,891

Household Durables — 3.4%
Harman International Industries, Inc.	2,364	156,568
Whirlpool Corp.	6,496	951,274

		1,107,842

Automobiles — 3.0%
Tesla Motors, Inc.**	5,026	972,129
Hotels, Restaurants & Leisure — 2.6%
Chipotle Mexican Grill, Inc.**	2,008	860,830
Distributors — 2.5%
LKQ Corp.**	24,998	796,436
Media — 1.0%
AMC Networks, Inc. — A**	4,954	339,349

Total CONSUMER DISCRETIONARY		7,560,477

HEALTH CARE — 15.3%
Biotechnology — 7.5%
Agios Pharmaceuticals, Inc.**	9,621	269,003
Alnylam Pharmaceuticals, Inc.**	5,708	365,369
BioMarin Pharmaceutical, Inc.**	7,078	511,173

	Number of Shares	Value (Note A)
Celldex Therapeutics, Inc.**	13,073	$463,176
Clovis Oncology, Inc.**	2,290	139,186
Epizyme, Inc.**	10,705	429,592
Medivation, Inc.**	4,542	272,247

		2,449,746

Health Care Technology — 4.5%
Cerner Corp.**	8,204	431,120
Medidata Solutions, Inc.**	10,417	1,030,554

		1,461,674

Health Care Equipment & Supplies — 1.9%
Align Technology, Inc.**	5,188	249,647
DexCom, Inc.**	13,107	370,011

		619,658

Health Care Providers & Services — 1.4%
Catamaran Corp.**	10,103	464,233

Total HEALTH CARE		4,995,311

INDUSTRIALS — 15.3%
Machinery — 3.4%
Chart Industries, Inc.**	5,616	690,993
Mueller Water Products, Inc. — A	50,253	401,521

		1,092,514

Marine — 2.8%
Kirby Corp.**	10,650	921,757
Electrical Equipment — 2.7%
Generac Holdings, Inc.	8,066	343,934
Roper Industries, Inc.	3,996	530,949

		874,883

Professional Services — 1.5%
Towers Watson & Co. — A	4,606	492,658
Trading Companies & Distributors — 1.2%
WW Grainger, Inc.	1,457	381,311
Road & Rail — 1.1%
Genesee & Wyoming, Inc. — A**	3,961	368,254
Airlines — 1.0%
Alaska Air Group, Inc.	5,039	315,542
Commercial Services & Supplies — 0.9%
Mobile Mini, Inc.**	8,677	295,539
Building Products — 0.7%
Owens Corning**	6,386	242,540

Total INDUSTRIALS		4,984,998

ENERGY — 8.5%
Oil, Gas & Consumable Fuels — 4.5%
Bonanza Creek Energy, Inc.**	4,722	227,884
Laredo Petroleum Holdings, Inc.**	20,381	604,908
Oasis Petroleum, Inc.**	4,420	217,155
Scorpio Tankers, Inc.	43,279	422,403

		1,472,350

Energy Equipment & Services — 4.0%
Frank’s International NV	14,493	433,775
Hornbeck Offshore Services, Inc.**	8,846	508,114

Driehaus Mid Cap Growth Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Number of Shares	Value (Note A)
Oceaneering International, Inc.	4,404	$357,781

		1,299,670

Total ENERGY		2,772,020

CONSUMER STAPLES — 7.0%
Beverages — 4.3%
Beam, Inc.	5,371	347,235
Constellation Brands, Inc. — A**	18,155	1,042,097

		1,389,332

Food Products — 1.5%
The Hain Celestial Group, Inc.**	6,426	495,573
Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.**	8,687	385,616

Total CONSUMER STAPLES		2,270,521

FINANCIALS — 1.7%
Real Estate Management & Development — 1.7%
Altisource Portfolio Solutions SA**	3,912	547,719

Total FINANCIALS		547,719

MATERIALS — 1.4%
Construction Materials — 1.4%
Texas Industries, Inc.**	7,126	472,525

Total MATERIALS		472,525

Total EQUITY SECURITIES (Cost $24,547,274)		31,502,614

TOTAL INVESTMENTS (COST $24,547,274)	96.6%	$31,502,614
Other Assets In Excess Of Liabilities	3.4%	1,102,550

Net Assets	100.0%	$32,605,164

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$24,640,610

Gross Appreciation	$7,056,284
Gross Depreciation	(194,280)

Net Appreciation	$6,862,004

**	Non-income producing security

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of September 30, 2013 is as follows:

Fund	Total Value at September 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus International Discovery Fund
Investments in Securities*	$126,874,949	$126,874,949	$—	$—

Driehaus Emerging Markets Growth Fund
Assets:
Investments in Securities*	$1,312,526,218	$1,312,526,218	$—	$—
Equity Certificates*	13,569,312	—	13,569,312	—

Total Investments	$1,326,095,530	$1,312,526,218	$13,569,312	$—

Driehaus Emerging Markets Small Cap Growth Fund
Assets:
Equity Securities*	$122,286,855	$122,286,855	$—	$—
Equity Certificates*	20,472,628	—	20,472,628	—
Purchased Put Options by Risk Category:
Equity Contracts	1,626,582	1,626,582	—	—

Total Investments	$144,386,065	$123,913,437	$20,472,628	$—

Liabilities:
Securities Sold Short	$(171,488)	$(171,488)	$—	$—
Written Put Options by Risk Category:
Equity Contracts	(160,000)	(160,000)	—	—

Total Liabilities	$(331,488)	$(331,488)	$—	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$255,182,810	$255,182,810	$—	$—

Driehaus Global Growth Fund
Investments in Securities*	$36,935,868	$36,935,868	$—	$—

Driehaus Mid Cap Growth Fund
Investments in Securities*	$31,502,614	$31,502,614	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

For the period ended September 30, 2013, securities with end of period values of $4,646,968 held by Driehaus Emerging Markets Small Cap Growth Fund were transferred from Level 1 to Level 2. For the period ended September 30, 2013, securities with end of period values of $33,038,677, $265,663,240, $21,040,231, $61,865,074 and $2,251,846 held by Driehaus International Discovery Fund, Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus International Small Cap Growth Fund, and Driehaus Global Growth Fund, respectively, were transferred from Level 2 to Level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2013 through September 30, 2013, the average volume of purchased and written options for Driehaus Emerging Markets Small Cap Growth Fund was $1,836,128 and $138,704, respectively.

The premiums received and the number of option contracts written during the period ended September 30, 2013, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	—	$—
Options written	77,000	3,557,314
Options closed	(72,000)	(3,398,284)
Options expired	—	—

Options outstanding at September 30, 2013	5,000	$159,030

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2013, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following table sets forth the fair value of the Driehaus Emerging Market Small Cap Growth Fund’s derivative contracts by primary risk exposure as of September 30, 2013:

Risk exposure category	Asset derivatives	Fair value	Liability derivatives	Fair Value
Equity contracts*	Investments, at market value	$1,626,582	Outstanding options written, at value	$160,000

*	Includes cumulative appreciation (depreciation) of options contracts shown in the Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 5.01%
Citigroup Mortgage Loan Trust, Inc. 0.25%, 1/25/37[2]	$364,002	$185,578
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48[2]	21,891,648	23,474,874
Countrywide Asset-Backed Certificates 0.66%, 4/25/34[2]	122,988	119,069
Fannie Mae REMICS 0.83%, 9/25/23[2]	8,470,229	8,522,677
Fannie Mae REMICS 0.50%, 6/25/36[2]	10,523,195	10,502,643
Freddie Mac REMICS 2.00%, 2/15/27	59,434,512	58,549,591
Freddie Mac REMICS 2.00%, 4/15/28	72,647,382	72,004,089
Freddie Mac REMICS 0.38%, 1/15/35[2]	6,121,892	6,092,268
Merrill Lynch Mortgage Investors, Inc. 1.12%, 8/25/35[2]	124,929	114,866
Wells Fargo Mortgage Loan Trust 0.49%, 8/27/37[1,2]	24,849,998	23,209,178

Total ASSET-BACKED SECURITIES (Cost $204,905,210)		202,774,833

BANK LOANS — 29.64%
Apparel — 0.69%
Calceus Acquisition, Inc. 5.00%, 2/1/20[2]	27,811,000	27,822,597
Banks — 1.07%
CIT Group, Inc. 2.50%, 8/14/15[2]	38,000,000	36,717,500
CIT Group, Inc. 2.50%, 8/14/15[2]	7,000,000	6,763,750

		43,481,250

Commercial Services — 2.26%
Altegrity, Inc. 7.75%, 2/21/15[2]	62,159,570	61,693,373
Ceridian Corp. 4.43%, 5/9/17[2]	19,956,219	19,966,198
Westway Group, Inc. 5.00%, 2/5/20[2]	9,950,000	9,993,531

		91,653,102

Computers — 0.49%
Dell, Inc. 4.50%, 3/24/20[2]	20,000,000	19,668,760

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Diversified Financial Services — 1.62%
Ocwen Financial Corp. 5.00%, 1/15/18[2]	$64,871,831	$65,520,549
Electronics — 0.97%
NuSil Technology LLC 5.25%, 3/28/17[2]	40,201,031	39,397,010
Entertainment — 1.97%
Graton Resort & Casino 9.00%, 8/14/18[2]	31,080,000	32,556,300
Intrawest ULC (Canada) 7.00%, 12/4/17[2,3]	25,315,480	25,663,568
Peninsula Gaming LLC 4.25%, 11/20/17[2]	8,384,735	8,395,216
WMG Acquisition Corp. 3.75%, 7/3/20[2]	13,133,000	13,050,918

		79,666,002

Food — 0.23%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	992,500	992,500
SUPERVALU, Inc. 5.00%, 3/21/19[2]	8,442,988	8,434,191

		9,426,691

Holding Companies — Diversified — 0.52%
Osmose Holdings, Inc. 4.75%, 11/26/18[2]	21,054,255	21,001,619
Internet — 0.31%
Mood Media Corp. (Canada) 7.00%, 3/24/18[2,3]	12,476,457	12,456,969
Investment Companies — 0.61%
Larchmont Resources LLC 8.25%, 8/7/19[2]	24,937,500	24,781,641
Leisure Time — 1.29%
Equinox Holdings, Inc. 4.50%, 2/1/20[2]	41,790,000	41,894,475
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,125,000

		52,019,475

Lodging — 2.30%
Hilton Worldwide Finance LLC 4.00%, 10/25/20[2]	20,000,000	19,972,220
MGM Resorts International 3.50%, 12/20/19[2]	73,522,137	73,283,190

		93,255,410

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Media — 1.50%
Springer Science+Business Media GmbH (Germany) 5.00%, 8/15/20[2,3]	$61,000,000	$60,644,187
Mining — 0.57%
American Rock Salt Co. LLC 5.50%, 4/25/17[2]	23,113,218	23,113,218
Oil & Gas — 1.44%
Chesapeake Energy Corp. 5.75%, 12/2/17[2]	57,500,000	58,473,590
Real Estate Investment Trusts — 0.54%
Starwood Property Trust, Inc. 3.50%, 4/11/20[2]	21,902,469	21,820,334
Retail — 7.02%
Gymboree Corp. 5.75%, 2/23/18[2]	17,918,025	17,329,292
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	41,520,938	40,234,951
Michaels Stores, Inc. 3.75%, 1/31/20[2]	997,500	997,344
Neiman Marcus Group, Inc. 4.00%, 5/30/18[2]	93,982,139	93,852,444
Party City Holdings, Inc. 4.25%, 7/27/19[2]	38,754,899	38,645,921
Rite Aid Corp. 4.00%, 2/28/20[2]	995,000	995,311
Rite Aid Corp. 5.75%, 8/29/20[2]	17,830,000	18,231,175
Rite Aid Corp. 4.88%, 6/13/21[2]	45,950,000	45,995,950
Sears Holdings Corp. 5.50%, 6/30/18[2]	28,000,000	27,735,008

		284,017,396

Software — 1.95%
BMC Software, Inc. 5.00%, 9/10/20[2]	71,000,000	70,933,473
BMC Software, Inc. (Ireland) 5.00%, 9/10/20[2,3]	8,000,000	7,950,000

		78,883,473

Telecommunications — 2.29%
Alcatel-Lucent USA, Inc. 5.75%, 1/30/19[2]	55,121,087	55,534,495
Alcatel-Lucent USA, Inc. 6.25%, 1/30/19[2]	5,386,432	7,373,371

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Cincinnati Bell Inc 4.00%, 9/10/20[2]	$30,000,000	$29,700,000

		92,607,866

Total BANK LOANS (Cost $1,199,015,644)		1,199,711,139

CORPORATE BONDS — 30.32%
Banks — 1.80%
Chase Capital II 0.77%, 2/1/27[2]	11,879,000	9,621,990
First Chicago NBD Institutional Capital I 0.82%, 2/1/27[2]	725,000	587,250
JP Morgan Chase Capital XXIII 1.26%, 5/15/77[2]	4,000,000	2,940,000
JPMorgan Chase & Co. 7.90%, 4/29/49[2]	43,813,000	47,537,105
JPMorgan Chase Capital XXI 1.22%, 1/15/87[2]	15,000,000	11,137,500
Wachovia Capital Trust III 5.57%, 3/29/49[2]	1,000,000	905,000

		72,728,845

Biotechnology — 0.80%
STHI Holding Corp. 8.00%, 3/15/18[1]	30,173,000	32,511,408
Chemicals — 0.14%
Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.88%, 2/1/18	2,000,000	2,070,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16	4,540,000	3,427,700

		5,497,700

Commercial Services — 1.20%
DynCorp International, Inc. 10.38%, 7/1/17	22,780,000	23,463,400
Wyle Services Corp. 10.50%, 4/1/18[1]	25,285,000	25,221,787

		48,685,187

Computers — 0.85%
Seagate HDD Cayman (Cayman Islands) 7.75%, 12/15/18[3]	16,330,000	18,126,300
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20[3]	15,000,000	16,425,000

		34,551,300

Diversified Financial Services — 4.41%
American Express Co. 6.80%, 9/1/66[2]	67,984,000	72,063,040

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BM&FBovespa S.A. (Brazil) 5.50%, 7/16/20[3]	$5,500,000	$5,637,500
Denver Parent Corp. 12.25%, 8/15/18[1]	11,500,000	11,385,000
E*TRADE Financial Corp. 6.00%, 11/15/17	26,000,000	27,365,000
E*TRADE Financial Corp. 6.38%, 11/15/19	27,000,000	28,755,000
General Electric Capital Corp. 7.13%, 12/29/49[2]	22,000,000	23,925,000
Textron Financial Corp. 6.00%, 2/15/67[1,2]	10,824,000	9,565,710

		178,696,250

Electronics — 0.28%
Flextronics International Ltd. (Singapore) 5.00%, 2/15/23[3]	12,000,000	11,400,000
Engineering & Construction — 0.05%
MasTec, Inc. 4.88%, 3/15/23	2,000,000	1,875,000
Entertainment — 0.54%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18	5,000,000	8,763,316
Production Resource Group, Inc. 8.88%, 5/1/19	17,220,000	13,087,200

		21,850,516

Healthcare — Products — 0.84%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	30,166,000	34,087,580
Healthcare — Services — 2.04%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	17,035,000	10,476,525
Healthsouth Corp. 7.25%, 10/1/18	1,348,000	1,452,470
Healthsouth Corp. 7.75%, 9/15/22	18,487,000	19,827,307
Kindred Healthcare, Inc. 8.25%, 6/1/19	29,913,000	31,857,345
National Mentor, Inc. 12.50%, 2/15/18[1]	17,600,000	18,832,000

		82,445,647

Household Products/Wares — 0.10%
Armored Autogroup, Inc. 9.25%, 11/1/18	4,650,000	4,196,625

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Insurance — 0.78%
Chubb Corp. 6.38%, 3/29/67[2]	$29,500,000	$31,638,750
Internet — 0.05%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	2,500,000	2,137,500
Iron/Steel — 0.72%
Allegheny Technologies, Inc. 9.38%, 6/1/19	4,925,000	6,005,378
Edgen Murray Corp. 8.75%, 11/1/20[1]	23,000,000	23,345,000

		29,350,378

Media — 1.06%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000	822,150
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	2,190,000	2,233,800
ProQuest LLC/ProQuest Notes Co. 9.00%, 10/15/18[1]	39,790,000	39,988,950

		43,044,900

Metal Fabricate/Hardware — 0.14%
Dynacast International LLC / Dynacast Finance, Inc. 9.25%, 7/15/19	5,130,000	5,617,350
Miscellaneous Manufacturing — 1.81%
Amsted Industries, Inc. 8.13%, 3/15/18[1]	34,990,000	37,089,400
GE Capital Trust I 6.38%, 11/15/67[2]	34,140,000	36,145,725

		73,235,125

Oil & Gas — 1.36%
Chesapeake Energy Corp. 9.50%, 2/15/15	9,820,000	10,863,375
Comstock Resources, Inc. 9.50%, 6/15/20	3,000,000	3,270,000
Venoco, Inc. 8.88%, 2/15/19	40,670,000	40,975,025

		55,108,400

Packaging & Containers — 1.38%
Berry Plastics Corp. 9.50%, 5/15/18	14,199,000	15,441,412
Berry Plastics Corp. 9.75%, 1/15/21	34,988,400	40,411,602

		55,853,014

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Pipelines — 1.00%
Enbridge Energy Partners LP 8.05%, 10/1/77[2]	$31,500,000	$35,474,166
Sabine Pass Liquefaction LLC 5.63%, 2/1/21[1]	3,000,000	2,936,250
Sabine Pass Liquefaction LLC 5.63%, 4/15/23[1]	2,000,000	1,917,500

		40,327,916

Retail — 3.37%
Claire’s Stores, Inc. 9.00%, 3/15/19[1]	11,000,000	12,182,500
Claire’s Stores, Inc. 6.13%, 3/15/20[1]	9,972,000	9,872,280
Michaels Stores, Inc. 11.38%, 11/1/16	12,015,000	12,330,514
Michaels Stores, Inc. 7.75%, 11/1/18	55,747,000	59,928,025
Rite Aid Corp. 10.25%, 10/15/19	3,000,000	3,375,000
Rite Aid Corp. 9.25%, 3/15/20	14,800,000	16,798,000
Rite Aid Corp. 8.00%, 8/15/20	3,425,000	3,827,438
Rite Aid Corp. 6.75%, 6/15/21[1]	17,250,000	17,918,437

		136,232,194

Software — 1.84%
First Data Corp. 11.25%, 3/31/16	2,772,000	2,772,000
First Data Corp. 6.75%, 11/1/20[1]	22,250,000	23,028,750
Nuance Communications, Inc. 5.38%, 8/15/20[1]	37,187,000	35,327,650
SSI Investments II/SSI Co.-Issuer LLC 11.13%, 6/1/18	12,000,000	13,200,000

		74,328,400

Telecommunications — 3.76%
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	4,175,000
Cincinnati Bell Inc 8.25%, 10/15/17	500,000	521,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	36,600,000	38,292,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/15[1]	22,000,000	23,072,500

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CommScope, Inc. 8.25%, 1/15/19[1]	$52,300,000	$57,137,750
Nortel Networks Ltd. (Canada) 10.13%, 1/15/14[3,5]	14,000,000	16,170,000
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16[3,5]	11,000,000	12,732,500

		152,101,500

Total CORPORATE BONDS (Cost $1,180,717,356)		1,227,501,485

CONVERTIBLE CORPORATE BONDS — 6.27%
Auto Manufacturers — 1.86%
Ford Motor Co. 4.25%, 11/15/16	38,150,000	75,370,094
Electrical Components & Equipment — 0.18%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/14[3,5]	27,872,000	7,107,360
Internet — 1.15%
Equinix, Inc. 3.00%, 10/15/14	13,600,000	22,703,500
WebMD Health Corp. 2.25%, 3/31/16[4]	24,450,000	23,945,719

		46,649,219

Lodging — 0.98%
MGM Resorts International 4.25%, 4/15/15	31,000,000	39,466,875
Real Estate Investment Trusts — 1.34%
Gaylord Entertainment Co. 3.75%, 10/1/14[1]	13,730,000	22,122,462
Host Hotels & Resorts LP 2.50%, 10/15/29[1]	23,000,000	32,315,000

		54,437,462

Telecommunications — 0.76%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	3,000,000	2,970,000
Nortel Networks Corp. (Canada) 1.75%, 4/15/14[3,5]	19,125,000	18,909,844
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	9,000,000	8,921,250

		30,801,094

Total CONVERTIBLE CORPORATE BONDS (Cost $221,058,291)		253,832,104

U.S. GOVERNMENT AND AGENCY SECURITIES — 4.96%
Fannie Mae Pool 2.50%, 1/1/23	45,169,506	46,484,300

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Fannie Mae REMICS 1.50%, 4/25/28	$112,048,703	$108,171,034
Freddie Mac Non Gold Pool 2.43%, 6/1/34[2]	767,703	814,693
Freddie Mac REMICS 1.50%, 3/15/28	47,253,098	45,378,189

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $206,833,847)		200,848,216

COMMON STOCK — 0.80%
Auto Manufacturers — 0.80%
General Motors Co.*	736,946	26,507,947
Motors Liquidation Co. GUC Trust*	167,113	5,924,156

		32,432,103

Total COMMON STOCK (Cost $16,745,677)		32,432,103

CONVERTIBLE PREFERRED STOCK — 1.04%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow — C 6.25%, 12/15/12[4]	11,790,650	—

		—

Banks — 0.69%
Bank of America Corp. 7.25%, 12/31/49	25,822	27,887,760
Telecommunications — 0.35%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	13,912	14,092,856

Total CONVERTIBLE PREFERRED STOCK (Cost $36,798,633)		41,980,616

PREFERRED STOCKS — 2.60%
Banks — 0.21%
Goldman Sachs Group, Inc. 6.13%, 11/1/15	342,000	8,331,120
Holding Companies — Diversified — 1.38%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16[1]	56,130	55,800,237
Telecommunications — 1.01%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20[1,3]	33,242	41,074,646

Total PREFERRED STOCKS (Cost $96,621,915)		105,206,003

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED CALL OPTIONS — 0.34%
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December 2013*	1,760	$13,868,800

Total PURCHASED CALL OPTIONS (Premiums paid $15,880,548)		13,868,800

PURCHASED PUT OPTIONS — 0.45%
Crude Oil Future, Exercise Price: $100.00, Expiration Date: October 2013*	1,356	1,383,120
Standard & Poor’s 500 Index, Exercise Price: $1,475.00, Expiration Date: December 2013*	4,465	3,482,700
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December 2013*	4,465	13,171,750

Total PURCHASED PUT OPTIONS (Premiums paid $24,916,604)		18,037,570

SHORT-TERM INVESTMENTS — 19.77%
UMB Money Market Fiduciary 0.01%	800,037,827	800,037,827

Total SHORT-TERM INVESTMENTS (Cost $800,037,827)		800,037,827

WARRANTS — 0.52%
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19	1,136,155	21,132,483

Total WARRANTS (Cost $21,643,013)		21,132,483

TOTAL INVESTMENTS (Cost $4,025,174,565)	101.72%	4,117,363,179

Liabilities less Other Assets	(1.72)%	(69,535,218)

Net Assets	100.00%	$4,047,827,961

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (7.91)%
CORPORATE BONDS — (2.86)%
Auto Manufacturers — (0.22)%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.00%, 6/15/19	$(8,020,000)	$(8,942,300)
Chemicals — (0.17)%
Huntsman International LLC 8.63%, 3/15/21	(6,000,000)	(6,720,000)
Healthcare — Products — (0.36)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	(13,000,000)	(14,478,750)
Household Products/Wares — (0.50)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(18,640,000)	(20,410,800)
Lodging — (0.20)%
MGM Resorts International 7.63%, 1/15/17	(7,315,000)	(8,247,663)
Media — (0.27)%
DISH DBS Corp. 6.75%, 6/1/21	(10,339,000)	(10,972,264)
Oil & Gas — (0.56)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(13,700,000)	(14,864,500)
Chesapeake Energy Corp. 6.13%, 2/15/21	(7,500,000)	(7,856,250)

		(22,720,750)

Retail — (0.58)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(7,750,000)	(8,408,750)
Sears Holdings Corp. 6.63%, 10/15/18	(15,800,000)	(15,049,500)

		(23,458,250)

Total CORPORATE BONDS (Proceeds $111,454,268)		(115,950,777)

COMMON STOCK — (3.84)%
Auto Manufacturers — (1.46)%
Ford Motor Co.	(3,491,935)	(58,908,943)
Banks — (0.21)%
Bank of America Corp.	(628,321)	(8,670,830)
Healthcare — Services — (0.09)%
Kindred Healthcare, Inc.	(258,474)	(3,471,306)
Internet — (0.62)%
Equinix, Inc.*	(126,233)	(23,182,690)

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WebMD Health Corp.*	(60,447)	$(1,728,784)

		(24,911,474)

Lodging — (0.30)%
MGM Resorts International*	(593,974)	(12,140,829)
Real Estate Investment Trusts — (0.89)%
Host Hotels & Resorts, Inc.	(1,193,449)	(21,088,244)
Ryman Hospitality Properties	(438,718)	(15,140,158)

		(36,228,402)

Telecommunications — (0.27)%
Anixter International, Inc.*	(123,571)	(10,832,234)

Total COMMON STOCK (Proceeds $128,732,469)		(155,164,018)

EXCHANGE-TRADED FUND — (0.86)%
iShares iBoxx $ High Yield Corporate Bond Fund	(137,291)	(12,570,364)
SPDR Barclays High Yield Bond ETF	(557,235)	(22,200,242)

Total EXCHANGE-TRADED FUND (Proceeds $34,149,002)		(34,770,606)

WRITTEN PUT OPTIONS — (0.35)%
Standard & Poor’s 500 Index, Exercise Price: $1,550.00, Expiration Date: December 2013*	(8,930)	(14,288,000)

Total WRITTEN PUT OPTIONS (Proceeds $18,279,364)		(14,288,000)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $292,615,103)	(7.91)%	$(320,173,401)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Alcatel-Lucent USA, Inc.								Bankruptcy/ FTP
	6.50%, 1/15/28	USD	43,500,000	Pay	5.00%	9/20/2014	$3,756,250	$(5,556,975)		CCC+
Morgan Stanley	American Express Co.								Bankruptcy/ FTP
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(732,307)		BBB+
Goldman Sachs	American Express Co.								Bankruptcy/ FTP
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(178,399)		BBB+
Goldman Sachs	Bank of America Corp.								Bankruptcy/ FTP
	6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,595,666)		NR
Goldman Sachs	Boston Properties L.P.								Bankruptcy/ FTP
	6.25%, 1/15/13	USD	11,000,000	Pay	1.00	9/20/2014	848,323	(941,281)		NR
Goldman Sachs	Brunswick Corp.								Bankruptcy/ FTP
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	40,542	(645,058)		BB
Goldman Sachs	Brunswick Corp.								Restructuring/ Bankruptcy/ FTP
	7.13%, 8/1/27	USD	10,000,000	Pay	5.00	12/20/2014	(143,212)	(461,304)		BB
Merrill Lynch	Citigroup, Inc.								Bankruptcy/ FTP
	6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(490,720)		A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(437,863)	Bankruptcy/ FTP	A-
Goldman Sachs	CVS Caremark Corp.								Bankruptcy/ FTP
	4.88%, 9/15/14	USD	10,000,000	Pay	1.00	9/20/2014	(286,840)	190,108		BBB+
Goldman Sachs	Dow Jones CDX NA								Bankruptcy/ FTP
	High Yield Series II Index	USD	7,470,000	Pay	5.00	12/20/2013	2,058,919	(2,134,058)		NA
Morgan Stanley	Enbridge Energy, L.P.								Bankruptcy/ FTP
	4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(181,235)		NR
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	3,000,000	Pay	5.00	3/20/2017	540,000	(608,716)		B-
Morgan Stanley	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	10,000,000	Pay	5.00	3/20/2017	1,150,000	(1,379,053)		B-
Goldman Sachs	First Data Corp.								Bankruptcy/ FTP
	9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(574,772)		B-
Goldman Sachs	H.J. Heinz Co. 6.38%, 7/15/28	USD	10,000,000	Pay	1.00	9/20/2014	(320,193)	230,564	Bankruptcy/ FTP	BB-
JP Morgan	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(154,384)		BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(77,151)	Bankruptcy/ FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(80,571)	Bankruptcy/ FTP	BBB
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(91,573)	Bankruptcy/ FTP	BBB
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	5.60%, 2/15/41	USD	4,000,000	Pay	1.00	6/20/2018	15,350	(15,220)		BBB
Credit Suisse	Hess Corp.								Bankruptcy/ FTP
	7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(246,378)		BBB
Goldman Sachs	Host Hotels & Resorts, Inc.								Bankruptcy/ FTP
	6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,197,524)		BBB-

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Huntsman Corp.								Bankruptcy/ FTP
	11.50%, 7/15/12	USD	5,000,000	Pay	5.00%	12/20/2016	$124,119	$(717,446)		NR
Morgan Stanley	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	375,000	355,451		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	7,500,000	Pay	5.00	6/20/2018	768,750	692,152		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	346,875	383,576		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	309,375	421,076		CCC-
Credit Suisse	J.C. Penney Corp., Inc.								Restructuring/ Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	234,375	496,076		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Restructuring/ Bankruptcy/ FTP
	6.38%, 10/15/36	USD	3,750,000	Pay	5.00	6/20/2018	365,625	364,826		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Restructuring/ Bankruptcy/ FTP
	6.38%, 10/15/36	USD	13,334,000	Pay	5.00	12/20/2016	1,466,740	669,205		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	13,334,000	Pay	5.00	12/20/2016	1,400,070	735,875		CCC-
Merrill Lynch	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	4,500,000	Pay	5.00	12/20/2018	736,875	194,470		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(13,334,000)	Receive	5.00	12/20/2014	(400,020)	(538,262)		CCC-
Goldman Sachs	J.C. Penney Corp., Inc.								Bankruptcy/ FTP
	6.38%, 10/15/36	USD	(10,000,000)	Receive	5.00	12/20/2014	(375,000)	(328,676)		CCC-
Goldman Sachs	Limited Brands, Inc.								Bankruptcy/ FTP
	6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(821,487)		NR
Goldman Sachs	Liz Claiborne, Inc.								Bankruptcy/ FTP
	5.00%, 7/8/13	USD	15,000,000	Pay	5.00	9/20/2014	1,875,000	(2,599,430)		NR
Goldman Sachs	Liz Claiborne, Inc.								Bankruptcy/ FTP
	5.00%, 7/8/13	USD	15,000,000	Pay	5.00	12/20/2014	1,087,500	(1,986,549)		NR
Goldman Sachs	The Markit CDX NA								Bankruptcy/ FTP
	High Yield Series 16 Index	USD	14,200,000	Pay	5.00	12/20/2016	1,500,750	(2,624,889)		NA
Merrill Lynch	The Markit CDX NA								Bankruptcy/ FTP
	High Yield Series 16 Index	USD	5,000,000	Pay	5.00	12/20/2016	550,000	(945,824)		NA
Goldman Sachs	The Markit iTraxx Europe								Bankruptcy/ FTP
	Crossover IndexSeries 19	EUR	25,000,000	Pay	5.00	6/20/2018	(1,635,029)	(35,059)		NA
Goldman Sachs	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,186,676)		BBB-
Morgan Stanley	Masco Corp.								Bankruptcy/ FTP
	6.13%, 10/3/16	USD	4,500,000	Pay	1.00	3/20/2016	273,169	(306,000)		BBB-
Goldman Sachs	Newell Rubbermaid, Inc.								Bankruptcy/ FTP
	5.50%, 4/15/13	USD	30,000,000	Pay	1.00	6/20/2014	620,488	(834,925)		NR
Merrill Lynch	Pitney Bowes, Inc.								Bankruptcy/ FTP
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(177,396)		NR
Morgan Stanley	Pitney Bowes, Inc.								Bankruptcy/ FTP
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(246,016)		BBB
Merrill Lynch	Pitney Bowes, Inc.								Bankruptcy/ FTP
	4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(580,642)		BBB

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

Credit Default Swaps (continued)

Counterparty	Reference Instrument		Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	Realogy Corp.
	10.50%, 4/15/14	USD	3,000,000	Pay	5.00%	3/20/2016	$285,000	$(431,258)	Bankruptcy/FTP	NR
Merrill Lynch	Realogy Corp.
	10.50%, 4/15/14	USD	2,000,000	Pay	5.00	3/20/2016	190,000	(287,505)	Bankruptcy/FTP	NR
Merrill Lynch	Rite Aid Corp.
	7.70%, 2/15/27	USD	10,000,000	Pay	5.00	12/20/2013	700,000	(821,974)	Bankruptcy/FTP	CCC+
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,822,740)	Bankruptcy/FTP	NR
Morgan Stanley	Sprint Nextel Corp.
	6.00%, 12/1/16	USD	5,000,000	Pay	5.00	3/20/2016	(354,760)	(76,223)	Bankruptcy/FTP	B+
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(103,413)	(10,949)	Bankruptcy/FTP	B-
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	9/20/2018	(109,079)	(5,283)	Bankruptcy/FTP	B-
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	12/20/2014	(242,813)	124,357	Bankruptcy/FTP	A+
Goldman Sachs	The Chubb Corp.
	6.60%, 8/15/18	USD	10,000,000	Pay	1.00	3/20/2015	(257,326)	120,693	Bankruptcy/FTP	A+
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	5,000,000	Pay	5.00	3/20/2015	92,579	(442,794)	Bankruptcy/FTP	BBB-
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	(108,311)	Bankruptcy/FTP	BBB-
Morgan Stanley	Vulcan Materials Co.
	6.40%, 11/30/17	USD	5,000,000	Pay	5.00	12/20/2016	255,000	(809,260)	Bankruptcy/FTP	BB

Total Credit Default Swaps							25,409,371	(31,547,353)

Total Swap Contracts							$25,409,371	$(31,547,353)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed rate	Exercise Price	Expiration Date	Premium Paid (Received)	Market Value

Morgan Stanley	3-Month USD-LIBOR-BBA	USD	184,120,000	Pay	3.35	3/20/2014	$4,000,000	$2,130,250

Total Interest Rate Swaptions							4,000,000	2,130,250

TOTAL SWAPTIONS							$4,000,000	$2,130,250

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

E-mini S&P 500	(2,282)	December 2013	$160,196
U.S. 5 Year Treasury Note	(1,078)	December 2013	(1,720,057)
U.S. 10 Year Treasury Note	(2,388)	December 2013	(6,932,911)
U.S. Treasury Long Bond	(208)	December 2013	(835,635)

Total Futures Contracts			$(9,328,407)

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

September 30, 2013 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2013	Unrealized Appreciation (Depreciation)
British Pound	November 20, 2013	(5,000,000)	$(7,755,250)	$(8,091,427)	$(336,177)

Total Sale Contracts			(7,755,250)	(8,091,427)	(336,177)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS			$(7,755,250)	$(8,091,427)	$(336,177)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 1.86%
Freddie Mac REMICS 2.00%, 2/15/27	$6,603,834	$6,505,510
Freddie Mac REMICS 2.00%, 4/15/28	8,071,931	8,000,454

Total ASSET-BACKED SECURITIES (Cost $14,815,762)		14,505,964

BANK LOANS — 12.44%
Commercial Services — 1.41%
Westway Group, Inc. 5.00%, 2/5/20[2]	10,945,000	10,992,884
Entertainment — 0.25%
Intrawest ULC (Canada) 10.75%, 12/4/18[2,3]	1,875,000	1,924,219
Food — 4.02%
Fairway Group Acquisition Co. 5.00%, 8/17/18[2]	17,789,246	17,789,246
Hostess Brands, Inc. 6.75%, 3/12/20[2]	7,000,000	7,175,000
SUPERVALU, Inc. 5.00%, 3/21/19[2]	6,477,116	6,470,367

		31,434,613

Leisure Time — 1.30%
Equinox Holdings, Inc. 9.75%, 5/16/20[2]	10,000,000	10,125,000
Retail — 4.44%
JC Penney Corp., Inc. 6.00%, 5/21/18[2]	13,341,563	12,928,348
Sears Holdings Corp. 5.50%, 6/30/18[2]	7,000,000	6,933,752
Targus Group International 12.00%, 5/12/16[2]	16,840,629	14,819,753

		34,681,853

Telecommunications — 1.02%
Alcatel-Lucent USA, Inc. 5.75%, 1/30/19[2]	7,954,962	8,014,625

Total BANK LOANS (Cost $99,326,948)		97,173,194

CORPORATE BONDS — 41.92%
Agriculture — 1.57%
American Rock Salt Co. LLC/American Rock Capital Corp. 8.25%, 5/1/18[1]	12,667,000	12,286,990

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Apparel — 1.58%
Jones Group, Inc. / Apparel Group Holdings, Inc. 6.88%, 3/15/19	$12,040,000	$12,310,900
Beverages — 0.26%
Crestview DS Merger Sub II, Inc. 10.00%, 9/1/21[1]	2,000,000	2,060,000
Building Materials — 2.19%
Cemex Finance LLC 9.38%, 10/12/22[1]	11,000,000	12,045,000
Cemex SAB de CV (Mexico) 5.25%, 9/30/15[1,2,3]	4,930,000	5,077,900

		17,122,900

Chemicals — 0.54%
Momentive Performance Materials, Inc. 11.50%, 12/1/16	5,530,000	4,175,150
Commercial Services — 2.20%
Ceridian Corp. 8.88%, 7/15/19[1]	4,000,000	4,580,000
DynCorp International, Inc. 10.38%, 7/1/17	6,147,000	6,331,410
iPayment, Inc. 10.25%, 5/15/18	8,833,000	6,271,430

		17,182,840

Diversified Financial Services — 2.08%
Denali Borrower LLC / Denali Finance Corp. 5.63%, 10/15/20[1]	4,000,000	3,885,000
Denver Parent Corp. 12.25%, 8/15/18[1]	12,500,000	12,375,000

		16,260,000

Entertainment — 4.17%
Graton Economic Development Authority 9.63%, 9/1/19[1]	20,955,000	23,050,500
Production Resource Group, Inc. 8.88%, 5/1/19	7,255,000	5,513,800
WMG Acquisition Corp. 11.50%, 10/1/18	3,500,000	4,033,750

		32,598,050

Healthcare — Products — 1.15%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18[1,3]	7,930,000	8,960,900
Healthcare — Services — 4.15%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	8,500,000	5,227,500

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Kindred Healthcare, Inc. 8.25%, 6/1/19	$16,867,000	$17,963,355
National Mentor, Inc. 12.50%, 2/15/18[1]	8,625,000	9,228,750

		32,419,605

Household Products/Wares — 0.34%
Armored Autogroup, Inc. 9.25%, 11/1/18	2,900,000	2,617,250
Internet — 1.15%
Mood Media Corp. (Canada) 9.25%, 10/15/20[1,3]	10,500,000	8,977,500
Iron/Steel — 1.30%
Edgen Murray Corp. 8.75%, 11/1/20[1]	10,000,000	10,150,000
Mining — 0.34%
Cuco Resources Ltd. 14.00%, 12/1/13[4]	3,500,000	2,625,000
Oil & Gas — 5.38%
ATP Oil & Gas Corp. 11.88%, 5/1/15[5]	6,640,000	41,500
Chesapeake Energy Corp. 9.50%, 2/15/15	1,150,000	1,272,188
Newfield Exploration Co. 5.75%, 1/30/22	1,000,000	997,500
Sanchez Energy Corp. 7.75%, 6/15/21[1]	5,500,000	5,362,500
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18[1,3]	5,000,000	5,312,500
United Refining Co. 10.50%, 2/28/18	11,417,000	12,729,955
Venoco, Inc. 8.88%, 2/15/19	16,173,000	16,294,297

		42,010,440

Packaging & Containers — 0.64%
Berry Plastics Corp. 9.75%, 1/15/21	4,292,600	4,957,953
Retail — 4.46%
Claire’s Stores, Inc. 7.75%, 6/1/20[1]	12,000,000	11,730,000
Michaels Stores, Inc. 11.38%, 11/1/16	1,951,000	2,002,233
Rite Aid Corp. 9.25%, 3/15/20	4,200,000	4,767,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Rite Aid Corp. 6.75%, 6/15/21[1]	$15,750,000	$16,360,313

		34,859,546

Software — 2.19%
First Data Corp. 10.63%, 6/15/21[1]	5,000,000	5,075,000
Nuance Communications, Inc. 5.38%, 8/15/20[1]	12,630,000	11,998,500

		17,073,500

Telecommunications — 6.23%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20[1]	8,270,000	8,724,850
Cincinnati Bell, Inc. 8.75%, 3/15/18	13,050,000	13,784,062
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21[1,3]	6,401,000	6,625,035
NII International Telecom SCA (Luxembourg) 7.88%, 8/15/19[1,3]	5,000,000	4,537,500
NII International Telecom SCA (Luxembourg) 11.38%, 8/15/19[1,3]	5,000,000	5,175,000
Nortel Networks Ltd. (Canada) 10.13%, 1/15/14[3,5]	8,500,000	9,817,500

		48,663,947

Total CORPORATE BONDS (Cost $330,273,898)		327,312,471

CONVERTIBLE CORPORATE BONDS — 5.36%
Electrical Components & Equipment — 1.62%
SunPower Corp. 4.50%, 3/15/15	8,836,000	11,597,250
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/14[3,5]	4,000,000	1,020,000

		12,617,250

Internet — 0.34%
Equinix, Inc. 3.00%, 10/15/14	1,600,000	2,671,000
Lodging — 2.36%
MGM Resorts International 4.25%, 4/15/15	14,500,000	18,460,313
Mining — 0.17%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17[3]	2,000,000	1,301,000
Telecommunications — 0.87%
Alcatel-Lucent USA, Inc. 2.88%, 6/15/23	2,000,000	1,980,000

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Nortel Networks Corp. (Canada) 1.75%, 4/15/14[3,5]	$1,875,000	$1,853,906
Nortel Networks Corp. (Canada) 2.13%, 4/15/14[3,5]	3,000,000	2,973,750

		6,807,656

Total CONVERTIBLE CORPORATE BONDS (Cost $38,747,575)		41,857,219

COMMON STOCK — 1.73%
Auto Manufacturers — 0.45%
General Motors Co.*	95,941	3,450,998
Motors Liquidation Co. GUC Trust*	1,276	45,234

		3,496,232

Oil & Gas Services — 0.45%
Edgen Group, Inc.*	465,769	3,539,844
Packaging & Containers — 0.13%
Berry Plastics Group, Inc.*	50,000	998,500
Pharmaceuticals — 0.03%
Medivation, Inc.*	3,800	227,772
Telecommunications — 0.67%
Cincinnati Bell, Inc.*	1,930,111	5,249,902

Total COMMON STOCK (Cost $14,678,929)		13,512,250

CONVERTIBLE PREFERRED STOCK — 1.84%
Auto Manufacturers — 0.51%
General Motors Co. 4.75%, 12/1/13	80,000	4,012,000
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	94,958	—

		4,012,000

Iron/Steel — 0.05%
Cliffs Natural Resources, Inc. 7.00%, 2/1/16	20,000	395,400
Real Estate Investment Trusts — 0.24%
Alexandria Real Estate Equities, Inc. 7.00%, 12/31/49	73,571	1,892,246
Telecommunications — 1.04%
Lucent Technologies Capital Trust I 7.75%, 3/15/17	8,000	8,104,000

Total CONVERTIBLE PREFERRED STOCK (Cost $13,003,846)		14,403,646

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
PURCHASED CALL OPTIONS — 0.60%
MGM Resorts International, Exercise Price: $21.00, Expiration Date: March, 2014*	5,000	$875,000
Ocwen Financial Corp., Exercise Price: $55.00, Expiration Date: January, 2015*	1,575	1,559,250
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December, 2013*	288	2,269,440

Total PURCHASED CALL OPTIONS (Premiums paid $4,559,124)		4,703,690

PURCHASED PUT OPTIONS — 0.53%
Crude Oil Future, Exercise Price: $100.00, Expiration Date: October, 2013*	548	558,960
Standard & Poor’s 500 Index, Exercise Price: $1,475.00, Expiration Date: December, 2013*	954	744,120
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December, 2013*	954	2,814,300

Total PURCHASED PUT OPTIONS (Premiums paid $5,983,506)		4,117,380

SHORT-TERM INVESTMENTS — 33.24%
UMB Money Market Fiduciary 0.01%	259,542,298	259,542,298

Total SHORT-TERM INVESTMENTS (Cost $259,542,298)		259,542,298

WARRANTS — 0.05%
Cuco Resources Ltd. — Strike Price $4.00, Expiration Date 12/1/16*[4]	600,000	—
General Motors Co. — CW 16, Strike Price $10.00, Expiration Date 7/10/16*	8,675	229,194
General Motors Co. — CW 19, Strike Price $18.33, Expiration Date 7/10/19*	8,675	161,355

Total WARRANTS (Cost $398,024)		390,549

TOTAL INVESTMENTS (Cost $781,329,910)	99.57%	777,518,661

Other Assets less Liabilities	0.43%	3,340,179

NET ASSETS	100.00%	$780,858,840

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (10.69)%
CORPORATE BONDS — (7.72)%
Healthcare — Products — (1.85)%
Kinetic Concepts, Inc. / KCI USA, Inc. 10.50%, 11/1/18	$(13,000,000)	$(14,478,750)
Household Products/Wares — (0.65)%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 9.88%, 8/15/19	(4,660,000)	(5,102,700)
Media — (0.27)%
DISH DBS Corp. 6.75%, 6/1/21	(2,000,000)	(2,122,500)
Oil & Gas — (1.38)%
Chesapeake Energy Corp. 6.63%, 8/15/20	(2,600,000)	(2,821,000)
Chesapeake Energy Corp. 6.13%, 2/15/21	(2,500,000)	(2,618,750)
Newfield Exploration Co. 6.88%, 2/1/20	(5,000,000)	(5,300,000)

		(10,739,750)

Retail — (1.49)%
Party City Holdings, Inc. 8.88%, 8/1/20[1]	(7,250,000)	(7,866,250)
Sears Holdings Corp. 6.63%, 10/15/18	(3,950,000)	(3,762,375)

		(11,628,625)

Software — (0.65)%
First Data Corp. 11.25%, 3/31/16	(5,000,000)	(5,050,000)
Telecommunications — (1.43)%
NII Capital Corp. 8.88%, 12/15/19	(14,000,000)	(11,130,000)

Total CORPORATE BONDS (Proceeds $59,974,211)		(60,252,325)

COMMON STOCK — (1.47)%
Electrical Components & Equipment — (0.41)%
SunPower Corp.*	(122,100)	(3,194,136)
Healthcare — Services — (0.10)%
Kindred Healthcare, Inc.	(55,723)	(748,360)
Internet — (0.35)%
Equinix, Inc.*	(14,850)	(2,727,202)
Lodging — (0.61)%
MGM Resorts International*	(235,258)	(4,808,674)

Total COMMON STOCK (Proceeds $9,419,436)		(11,478,372)

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
EXCHANGE-TRADED FUND — (1.11)%
iShares iBoxx $ High Yield Corporate Bond Fund	(34,323)	$(3,142,614)
SPDR Barclays High Yield Bond ETF	(139,308)	(5,550,031)

Total EXCHANGE-TRADED FUND (Proceeds $8,537,243)		(8,692,645)

WRITTEN PUT OPTIONS — (0.39)%
Standard & Poor’s 500 Index, Exercise Price: $1,550.00, Expiration Date: December, 2013*	(1,908)	(3,052,800)

Total WRITTEN PUT OPTIONS (Proceeds $3,905,602)		(3,052,800)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $81,836,492)	(10.69)%	$(83,476,142)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Merrill Lynch	Freeport-McMoRan Copper & Gold, Inc.
	8.38%, 3/14/12	USD	2,000,000	Pay	1.00%	3/20/2017	$40,381	$(35,637)	Bankruptcy/FTP	NR
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(38,595)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(19,288)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(20,143)	Bankruptcy/FTP	BBB
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(22,893)	Bankruptcy/FTP	BBB
Credit Suisse	Hess Corp.
	5.60%, 2/15/41	USD	1,000,000	Pay	1.00	6/20/2018	3,838	(3,805)	Bankruptcy/FTP	BBB
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(61,595)	Bankruptcy/FTP	BBB
Morgan Stanley	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	125,000	118,483	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	2,500,000	Pay	5.00	6/20/2018	256,250	230,717	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	115,625	127,858	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	103,125	140,359	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	78,125	165,359	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	1,250,000	Pay	5.00	6/20/2018	121,875	121,609	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(6,666,000)	Receive	5.00	12/20/2014	(199,980)	(269,091)	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,666,000	Pay	5.00	12/20/2016	733,260	334,552	Bankruptcy/FTP	CCC-
Goldman Sachs	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	500,000	Pay	5.00	12/20/2018	81,875	21,608	Bankruptcy/FTP	CCC-
Morgan Stanley	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	(5,000,000)	Receive	5.00	12/20/2014	(187,500)	(164,338)	Bankruptcy/FTP	CCC-
Credit Suisse	JC Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,666,000	Pay	5.00	12/20/2016	699,930	367,882	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(44,214)	Bankruptcy/FTP	BBB-
JP Morgan	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	3/20/2016	30,352	(34,000)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	3/20/2016	66,735	(72,013)	Bankruptcy/FTP	BBB-
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(103,413)	(10,949)	Bankruptcy/FTP	B-
Morgan Stanley	SUPERVALU, Inc.
	8.00%, 5/1/16	USD	2,500,000	Pay	5.00	12/20/2018	(109,079)	(5,283)	Bankruptcy/FTP	B-
Goldman Sachs	The Jones Group, Inc.
	5.13%, 11/15/14	USD	2,000,000	Pay	5.00	9/20/2018	(127,626)	(23,132)	Bankruptcy/FTP	B+
Goldman Sachs	The Jones Group, Inc.
	5.13%, 11/15/14	USD	3,000,000	Pay	5.00	9/20/2018	(156,170)	(69,967)	Bankruptcy/FTP	B+
Goldman Sachs	The Jones Group, Inc.
	5.13%, 11/15/14	USD	1,000,000	Pay	5.00	9/20/2018	(52,060)	(23,318)	Bankruptcy/FTP	B+
Goldman Sachs	The Markit iTraxx Europe Crossover Index
	Series 19	EUR	5,200,000	Pay	5.00	6/20/2018	(340,086)	(7,309)	Bankruptcy/FTP	NA
Morgan Stanley	Vulcan Materials Co.
	6.40%, 11/30/17	USD	3,000,000	Pay	5.00	12/20/2016	202,500	(535,056)	Bankruptcy/FTP	BB

Total Credit Default Swaps							1,601,100	167,801

Total Swap Contracts							$1,601,100	$167,801

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed Rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value

Morgan Stanley	3-Month USD-LIBOR-BBA	USD	69,045,000	Pay	3.35%	3/20/2014	$1,500,000	$798,844

Total Interest Rate Swaptions							1,500,000	798,844

TOTAL SWAPTIONS							$1,500,000	$798,844

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

September 30, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

E-mini S&P 500	(370)	December 2013	$25,974
U.S. 5 Year Treasury Note	(71)	December 2013	(113,287)
U.S. 10 Year Treasury Note	(267)	December 2013	(775,166)
U.S. Treasury Long Bond	(4)	December 2013	(16,070)

Total Futures Contracts			$(878,549)

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BANK LOANS — 2.49%
Lodging — 2.49%
Harrah’s Las Vegas Propco LLC 3.50%, 2/13/14[2]	$750,000	$732,656

Total BANK LOANS (Cost $719,762)		732,656

CORPORATE BONDS — 25.92%
Commercial Services — 0.60%
iPayment, Inc. 10.25%, 5/15/18	250,000	177,500
Diversified Financial Services — 5.37%
Denver Parent Corp. 12.25%, 8/15/18[1]	1,000,000	990,000
Newland International Properties Corp. (Panama) 9.50%, 7/3/17[3]	816,563	587,925

		1,577,925

Leisure Time — 1.89%
Viking Cruises Ltd. 8.50%, 10/15/22[1]	500,000	553,750
Oil & Gas — 2.50%
ATP Oil & Gas Corp. 11.88%, 5/1/15[5]	1,360,000	8,500
United Refining Co. 10.50%, 2/28/18	650,000	724,750

		733,250

Software — 3.46%
First Data Corp. 10.63%, 6/15/21[1]	1,000,000	1,015,000
Telecommunications — 12.10%
Alcatel-Lucent USA, Inc. 8.88%, 1/1/20[1]	1,000,000	1,055,000
Axtel SAB de CV (Mexico) 9.00%, 9/22/19[3]	750,000	570,000
NII International Telecom SCA (Luxembourg) 11.38%, 8/15/19[1,3]	750,000	776,250
Nortel Networks Ltd. (Canada) 10.13%, 1/15/14[3,5]	1,000,000	1,155,000

		3,556,250

Total CORPORATE BONDS (Cost $7,508,417)		7,613,675

CONVERTIBLE CORPORATE BONDS — 4.71%
Auto Manufacturers — 3.36%
Ford Motor Co. 4.25%, 11/15/16	500,000	987,813

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Oil & Gas — 1.35%
Alon USA Energy, Inc. 3.00%, 9/15/18[1]	$400,000	$395,750

Total CONVERTIBLE CORPORATE BONDS (Cost $1,338,984)		1,383,563

COMMON STOCK — 26.15%
Auto Manufacturers — 5.11%
Ford Otomotiv Sanayi AS (Turkey)[3]	10,000	137,617
General Motors Co.*	35,358	1,271,827
Motors Liquidation Co. GUC Trust*	2,555	90,575

		1,500,019

Biotechnology — 4.87%
Epizyme, Inc.*	15,000	601,950
XOMA Ltd.*	185,000	828,800

		1,430,750

Commercial Services — 0.83%
Anhanguera Educacional Participacoes SA (Brazil)[3]	41,000	245,301
Internet — 0.55%
RingCentral, Inc., Class A*	9,000	162,180
Mining — 1.54%
African Minerals Ltd. (United Kingdom)*[3]	123,909	451,344
Oil & Gas — 2.92%
Pacific Rubiales Energy Corp. (Colombia)[3]	21,000	414,659
Valero Energy Corp.	13,000	443,950

		858,609

Oil & Gas Services — 1.06%
Edgen Group, Inc.*	40,785	309,966
Pharmaceuticals — 1.06%
Amicus Therapeutics, Inc.*	134,593	312,256
Semiconductors — 4.09%
Applied Micro Circuits Corp.*	57,436	740,924
ASM International NV (Netherlands)[3]	9,167	318,712
Montage Technology Group Ltd. (China)*[3]	10,000	142,000

		1,201,636

Software — 1.97%
inContact, Inc.*	70,000	578,900
Telecommunications — 2.15%
Cincinnati Bell, Inc.*	83,410	226,875
Ruckus Wireless, Inc.*	24,000	403,920

		630,795

Total COMMON STOCK (Cost $7,223,248)		7,681,756

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONVERTIBLE PREFERRED STOCK — 0.00%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow — B 5.25%, 3/6/34[4]	25,000	$—
General Motors Corp. Senior Convertible Preferred Escrow — C 7.25%, 4/15/41[4]	162,750	—

		—

Total CONVERTIBLE PREFERRED STOCK (Cost $1,877)		—

PREFERRED STOCKS — 3.38%
Holding Companies — Diversified — 3.38%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16	1,000	994,125

Total PREFERRED STOCKS (Cost $994,750)		994,125

PURCHASED CALL OPTIONS — 1.72%
Aeropostale, Inc., Exercise Price: $16.00, Expiration Date: January, 2014*[4]	1,275	—
Applied Micro Circuits Corp., Exercise Price: $12.50, Expiration Date: November, 2013*	250	27,500
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December, 2013*	52	409,760
Xoom Corp., Exercise Price: $30.00, Expiration Date: January, 2014*	150	69,000

Total PURCHASED CALL OPTIONS (Premiums paid $444,778)		506,260

PURCHASED PUT OPTIONS — 1.32%
Crude Oil Future, Exercise Price: $100.00, Expiration Date: October, 2013*	46	46,920
iShares 20+ Year Treasury Bond ETF, Exercise Price: $98.00, Expiration Date: March, 2014*	187	38,709
Repos Therapeutics, Inc., Exercise Price: $12.50, Expiration Date: October, 2013*	100	900
Standard & Poor’s 500 Index, Exercise Price: $1,475.00, Expiration Date: December, 2013*	81	63,180
Standard & Poor’s 500 Index, Exercise Price: $1,625.00, Expiration Date: December, 2013*	81	238,950

Total PURCHASED PUT OPTIONS (Premiums paid $570,714)		388,659

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value

TOTAL INVESTMENTS (Cost $18,802,530)	65.69%	$19,300,694

Other Assets less Liabilities	34.31%	10,079,207

Net Assets	100.00%	$29,379,901

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (18.37)%
CORPORATE BONDS — (9.35)%
Leisure Time — (1.72)%
MISA Investments Ltd. 8.63%, 8/15/18[1]	$(500,000)	$(506,250)
Retail — (0.81)%
Sears Holdings Corp. 6.63%, 10/15/18	(250,000)	(238,125)
Software — (3.44)%
First Data Corp. 11.25%, 3/31/16	(1,000,000)	(1,010,000)
Telecommunications — (3.38)%
NII Capital Corp. 8.88%, 12/15/19	(1,250,000)	(993,750)

Total CORPORATE BONDS (Proceeds $2,794,217)		(2,748,125)

COMMON STOCK — (3.35)%
Auto Manufacturers — (2.33)%
Ford Motor Co.	(40,583)	(684,635)
Semiconductors — (1.02)%
ASM Pacific Technology Ltd. (Hong Kong)[3]	(29,400)	(298,325)

Total COMMON STOCK (Proceeds $982,062)		(982,960)

WRITTEN CALL OPTIONS — (0.01)%
XOMA Corp., Exercise Price: $5.00, Expiration Date: October, 2013*	(100)	(2,800)

Total WRITTEN CALL OPTIONS (Proceeds $6,921)		(2,800)

WRITTEN PUT OPTIONS — (0.95)%
Standard & Poor’s 500 Index, Exercise Price: $1,550.00, Expiration Date: December, 2013*	(162)	(259,200)
XOMA Corp., Exercise Price: $5.00, Expiration Date: October, 2013*	(250)	(20,000)

Total WRITTEN PUT OPTIONS (Proceeds $408,200)		(279,200)

EXCHANGE-TRADED FUND — (4.71)%
iShares Russell 2000 Growth ETF	(11,000)	(1,384,240)

Total EXCHANGE-TRADED FUND (Proceeds $1,355,495)		(1,384,240)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $5,546,895)	(18.37)%	$(5,397,325)

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees.
[5]	Security is in default.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

SWAP CONTRACTS

Credit Default Swaps

Counterparty	Reference Instrument	Currency	Notional AmountB	Pay/ReceiveA Fixed Rate	Fixed Rate	Expiration Date	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)	Credit Event	RatingC

Goldman Sachs	The Markit iTraxx Europe Crossover Index Series 20 Tenor 5 Years	EUR	2,000,000	Pay	5.00%	12/20/2018	$(130,619)	$18,726	Bankruptcy/FTP	NA

Total Credit Default Swaps							(130,619)	18,726

Total Swap Contracts							$(130,619)	$18,726

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

September 30, 2013 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)

E-mini S&P 500	(68)	December 2013	$4,774

Total Futures Contracts			$4,774

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

September 30, 2013

A.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company, organized as a Delaware statutory trust, with ten separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 23, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as Level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as Level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as Level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service and are generally classified as Level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as Level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as Level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as Level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices for active markets for identical securities

•	Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended September 30, 2013, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$202,774,833	$—	$202,774,833
Bank Loans	—	1,199,711,139	—	1,199,711,139
Common Stocks
Auto Manufacturers	32,432,103	—	—	32,432,103
Convertible Corporate Bonds	—	253,832,104	—	253,832,104
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Banks	27,887,760	—	—	27,887,760
Telecommunications	14,092,856	—	—	14,092,856
Corporate Bonds	—	1,227,501,485	—	1,227,501,485
Preferred Stocks
Banks	8,331,120	—	—	8,331,120
Holding Companies-Diversified	—	55,800,237	—	55,800,237
Telecommunications	—	41,074,646	—	41,074,646
Purchased Call Options	13,868,800	—	—	13,868,800
Purchased Put Options	18,037,570	—	—	18,037,570
Short-Term Investments	800,037,827	—	—	800,037,827
U.S. Government and Agency Securities	—	200,848,216	—	200,848,216

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

Warrants	21,132,483	—	—	21,132,483

Total	$935,820,519	$3,181,542,660	$—	$4,117,363,179

Liabilities
Common Stocks
Auto Manufacturers	$(58,908,943)	$—	$—	$(58,908,943)
Banks	(8,670,830)	—	—	(8,670,830)
Healthcare-Services	(3,471,306)	—	—	(3,471,306)
Internet	(24,911,474)	—	—	(24,911,474)
Lodging	(12,140,829)	—	—	(12,140,829)
Real Estate Investment Trusts	(36,228,402)	—	—	(36,228,402)
Telecommunications	(10,832,234)	—	—	(10,832,234)
Corporate Bonds	—	(115,950,777)	—	(115,950,777)
Exchange-Traded Fund	(34,770,606)	—	—	(34,770,606)
Written Put Options	(14,288,000)	—	—	(14,288,000)

Total	$(204,222,624)	$(115,950,777)	$—	$(320,173,401)

Other Financial Instruments*
Credit Default Swaps	$—	$(6,138,069)	$—	$(6,138,069)
Forward Foreign Currency Contracts	—	(336,177)	—	(336,177)
Futures Contracts	(9,328,407)	—	—	(9,328,407)
Interest Rate Swaptions	—	2,130,250	—	2,130,250

Total	$(9,328,407)	$(4,343,996)	$—	$(13,672,403)

*	Other financial instruments are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of September 30, 2013	$—

As of September 30, 2013, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$14,505,964	$—	$14,505,964
Bank Loans	—	97,173,194	—	97,173,194
Common Stocks
Auto Manufacturers	3,496,232	—	—	3,496,232
Oil & Gas Services	3,539,844	—	—	3,539,844
Packaging & Containers	998,500	—	—	998,500
Pharmaceuticals	227,772	—	—	227,772
Telecommunications	5,249,902	—	—	5,249,902
Convertible Corporate Bonds	—	41,857,219	—	41,857,219
Convertible Preferred Stocks
Auto Manufacturers	4,012,000	—	—	4,012,000
Iron/Steel	395,400	—	—	395,400
Real Estate Investment Trusts	1,892,246	—	—	1,892,246
Telecommunications	8,104,000	—	—	8,104,000
Corporate Bonds	—	324,687,471	2,625,000	327,312,471
Purchased Call Options	4,703,690	—	—	4,703,690
Purchased Put Options	4,117,380	—	—	4,117,380
Short-Term Investments	259,542,298	—	—	259,542,298
Warrants	390,549	—	—	390,549

Total	$296,669,813	$478,223,848	$2,625,000	$777,518,661

Liabilities
Common Stocks
Electrical Components & Equipment	$(3,194,136)	$—	$—	$(3,194,136)
Healthcare–Services	(748,360)	—	—	(748,360)
Internet	(2,727,202)	—	—	(2,727,202)
Lodging	(4,808,674)	—	—	(4,808,674)
Corporate Bonds	—	(60,252,325)	—	(60,252,325)
Exchange-Traded Fund	(8,692,645)	—	—	(8,692,645)
Written Put Options	(3,052,800)	—	—	(3,052,800)

Total	$(23,223,817)	$(60,252,325)	$—	$(83,476,142)

Other Financial Instruments*
Credit Default Swaps	$—	$1,768,901	$—	$1,768,901
Futures Contracts	(878,549)	—	—	(878,549)
Interest Rate Swaptions	—	798,844	—	798,844

Total	$(878,549)	$2,567,745	$—	$1,689,196

*	Other financial instruments are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2012	$4,500,000
Realized gain (loss)	(157)
Change in net unrealized appreciation (depreciation)	625,000
Purchase	—
Sales	(2,499,843)
Transfers in and/or out of Level 3	—

Balance as of September 30, 2013	$2,625,000

As of September 30, 2013, the Select Credit Fund held Level 3 investments, including Cuco Resources Ltd. (corporate bond and warrant), valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Factors considered in fair valuing the bond position included the likelihood and pricing of a successful equity raise by the company and the implications of failing to raise additional equity, including a possible restructuring. Given these considerations, the likelihood of the various scenarios and the expected outcome for each scenario, the bond position was fair valued at 75% of its principal amount. In addition, taking into consideration the strike price for the warrants, the current equity valuations in the mining space, the uncertainty regarding the potential success of a future equity raise and the potential for a future restructuring, the warrant was fair valued at $0. The Select Credit Fund also held an investment in General Motors Corp. senior convertible preferred stock, which was valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$732,656	$—	$732,656
Common Stocks
Auto Manufacturers	1,500,019	—	—	1,500,019
Biotechnology	1,430,750	—	—	1,430,750
Commercial Services	245,301	—	—	245,301
Internet	162,180	—	—	162,180
Mining	451,344	—	—	451,344
Oil & Gas	858,609	—	—	858,609
Oil & Gas Services	309,966	—	—	309,966
Pharmaceuticals	312,256	—	—	312,256
Semiconductors	1,201,636	—	—	1,201,636
Software	578,900	—	—	578,900
Telecommunications	630,795	—	—	630,795
Convertible Corporate Bonds	—	1,383,563	—	1,383,563
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

Corporate Bonds	—	7,613,675	—	7,613,675
Preferred Stocks
Holding Companies - Diversified	—	994,125	—	994,125
Purchased Call Options	506,260	—	—	506,260
Purchased Put Options	388,659	—	—	388,659

Total	$8,576,675	$10,724,019	$—	$19,300,694

Liabilities
Common Stocks
Auto Manufacturers	$(684,635)	$—	$—	$(684,635)
Semiconductors	(298,325)	—	—	(298,325)
Corporate Bonds	—	(2,748,125)	—	(2,748,125)
Exchange-Traded Fund	(1,384,240)	—	—	(1,384,240)
Written Call Options	(2,800)	—	—	(2,800)
Written Put Options	(279,200)	—	—	(279,200)

Total	$(2,649,200)	$(2,748,125)	$—	$(5,397,325)

Other Financial Instruments*
Credit Default Swaps	$—	$(111,893)	$—	$(111,893)
Futures Contracts	4,774	—	—	4,774

Total	$4,774	$(111,893)	$—	$(107,119)

*	Other financial instruments are detailed in the Schedule of Investments.

Investments in Derivatives

Swap Contracts

The Funds are subject to credit risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a floating rate and pay a fixed rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at September 30, 2013 for Active Income Fund, Select Credit Fund and Event Driven Fund was $23,334,000, $11,666,000 and $0, respectively.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of September 30, 2013, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of September 30, 2013, the Funds had outstanding futures contracts as listed in the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The premium amount and the number of option contracts written by the Active Income Fund during the period ended September 30, 2013, were as follows:

	Number of	Premium
Active Income Fund	Contracts	Amount
Options outstanding at December 31, 2012	10,047	$20,798,313
Options written	43,201	81,095,950
Options closed	(14,428)	(43,872,851)
Options expired	(29,890)	(39,742,048)

Options outstanding at September 30, 2013	8,930	$18,279,364

The premium amount and the number of option contracts written by the Select Credit Fund during the period ended September 30, 2013, were as follows:

	Number of	Premium
Select Credit Fund	Contracts	Amount
Options outstanding at December 31, 2012	507	$1,063,671
Options written	8,874	16,966,565
Options closed	(3,052)	(9,248,988)
Options expired	(4,421)	(4,875,646)

Options outstanding at September 30, 2013	1,908	$3,905,602

The premium amount and the number of option contracts written by the Event Driven Fund during the period from inception through September 30, 2013, were as follows:

	Number of	Premium
Event Driven Fund	Contracts	Amount
Options outstanding at inception on August 23, 2013	412	$408,200
Options written	600	27,903
Options closed	(24)	(1,007)
Options expired	(476)	(19,975)

Options outstanding at September 30, 2013	512	$415,121

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap,

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of September 30, 2013, the Funds had outstanding options as listed on the Schedule of Investments.

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Event Driven Fund did not enter into any swaptions during the period from inception date of August 23, 2013 through September 30, 2013. As of September 30, 2013, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. The Select Credit Fund did not enter into any forward foreign currency contracts during the period January 1, 2013 through September 30, 2013. The Event Driven Fund did not enter into any forward foreign currency contracts during the period from inception date of August 23, 2013 through September 30, 2013. At September 30, 2013, the Active Income Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Other

The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At September 30, 2013, the Event Driven Fund had no unfunded senior loan commitments. At September 30, 2013, the Active Income Fund had unfunded senior bridge loan commitments of $25,000,000 and the Select Credit Fund had unfunded senior bridge loan commitments of $50,000,000.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

September 30, 2013

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At September 30, 2013, there were no such outstanding senior loan participation commitments in the Funds.

B.	FEDERAL INCOME TAXES

At September 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$4,042,548,987	$781,454,834	$18,802,530

Gross unrealized appreciation	$141,912,479	$23,757,693	$879,130
Gross unrealized depreciation	(67,098,287)	(27,693,866)	(380,966)

Net unrealized appreciation (depreciation) on investments	$74,814,192	$(3,936,173)	$498,164

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	November 26, 2013

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	November 26, 2013

*	Print the name and title of each signing officer under his or her signature.